UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-05085

Capital Income Builder

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2019

Gregory F. Niland

Capital Income Builder

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

Capital Income Builder®
Semi-annual report for the six months ended April 30, 2019

Seeking income
growth opportunities
from around
the world

Beginning January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, we intend to no longer mail paper copies of the fund’s shareholder reports, unless specifically requested from American Funds or your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the American Funds website (americanfunds.com); you will be notified by mail and provided with a website link to access the report each time a report is posted. If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. If you prefer to receive shareholder reports and other communications electronically, you may update your mailing preferences with your financial intermediary, or enroll in e-delivery at americanfunds.com (for accounts held directly with the fund).

You may elect to receive paper copies of all future reports free of charge. If you invest through a financial intermediary, you may contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you may inform American Funds that you wish to continue receiving paper copies of your shareholder reports by contacting us at (800) 421-4225. Your election to receive paper reports will apply to all funds held with American Funds or through your financial intermediary.

Capital Income Builder seeks to provide you with a level of current income that exceeds the average yield on U.S. stocks generally and to provide you with a growing stream of income over the years. The fund’s secondary objective is to provide you with growth of capital.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For more than 85 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2019 (the most recent calendar quarter-end):

Class A shares	1 year	5 years	10 years

Reflecting 5.75% maximum sales charge	-2.40%	3.28%	8.54%

For other share class results, visit americanfunds.com and americanfundsretirement.com.

The total annual fund operating expense ratio was 0.58% for Class A shares as of the prospectus dated January 1, 2019 (as supplemented to date).

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

The fund’s 30-day yield for Class A shares as of May 31, 2019, reflecting the 5.75% maximum sales charge and calculated in accordance with the U.S. Securities and Exchange Commission formula, was 3.04%.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Investing outside the United States may be subject to additional risks, such as currency fluctuations, periods of illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

Global equity markets rose over the first half of Capital Income Builder’s fiscal year despite volatility fueled by shifting investor sentiment on interest rates and trade. More defensive, higher dividend-paying stocks generally lagged. For the six months ended April 30, 2019, the fund achieved a total return of 7.70%, with all dividends reinvested. By way of comparison, the MSCI ACWI (All Country World Index), a measure of returns for stock markets in 47 countries, rose 9.37%. Meanwhile, Bloomberg Barclays U.S. Aggregate Index, a broad measure of U.S. fixed income markets, gained 5.49%. The fund’s peer group, as measured by the Lipper Global Equity Income Funds Average, gained 7.18% for the period.

Dividend income

The fund paid regular dividends of 50 cents a share in December 2018 and March 2019. In addition, a special dividend of 14 cents a share was paid in December.

Results at a glance

For periods ended April 30, 2019, with all distributions reinvested:

	Cumulative total returns		Average annual total returns
	6 months	1 year	5 years	10 years	Lifetime (since 7/30/87)

Capital Income Builder (Class A shares)	7.70%	4.57%	4.36%	8.73%	9.00%
MSCI ACWI (All Country World Index)[1,2]	9.37	5.06	6.96	11.11	7.03
Bloomberg Barclays U.S. Aggregate Index[2]	5.49	5.29	2.57	3.72	6.20
70%/30% MSCI ACWI/Bloomberg Barclays Index[1,2,3]	8.36	5.36	5.77	9.06	7.05
Lipper Global Equity Income Funds Average[4]	7.18	3.29	4.39	9.18	—

[1]	From July 30, 1987, through December 31, 1987, the MSCI World Index was used because the MSCI ACWI did not exist. MSCI World Index results reflect dividends net of withholding taxes, and MSCI ACWI results reflect dividends gross of withholding taxes through December 31, 2000, and dividends net of withholding taxes thereafter.
[2]	The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index. Sources: MSCI, Bloomberg Index Services Ltd.
[3]	The 70%/30% MSCI ACWI/Bloomberg Barclays Index blends the MSCI ACWI with the Bloomberg Barclays U.S. Aggregate Index by weighting their total returns at 70% and 30%, respectively. Results assume the blend is rebalanced monthly.
[4]	Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. Source: Thomson Reuters Lipper.

Capital Income Builder	1

The fund strives to grow its dividend and provide a special dividend each fiscal year, though its ability to do so is dependent on market conditions. Capital Income Builder recorded a 12-month yield of 3.49% as of April 30, 2019, greater than that of the Lipper Global Equity Income Funds Average (2.92%), MSCI ACWI (2.47%) and Bloomberg Barclays U.S. Aggregate Index (2.97%).

The current environment

Dividend-paying stocks generated mixed results over the period. Higher yielding sectors led their cyclical counterparts when global stocks fell sharply in December amid concerns about slowing global economic growth, tightening monetary policy and deteriorating trade tensions between the U.S. and China. However, global markets rebounded in the new year amid signs of progress in trade negotiations and clear signals that the U.S. Federal Reserve would hold off on further rate hikes. Higher yielding sectors generally lagged in the subsequent rally.

Looking at the global market, information technology led all sectors, advancing 14.63%. Facebook and Google parent Alphabet rose despite heightened scrutiny of their business practices, while Microsoft benefited from better-than-expected earnings. The more rate-sensitive real estate sector gained 14.39% as the Fed ditched plans for further hikes. Communication services stocks also rose. In contrast, energy was the worst-returning sector (rising 0.82%) as oil prices were volatile. Health care rose by a tepid 2.17% amid investor concerns about proposals to expand government-administered coverage in the U.S. Financials stocks, which would have benefited from higher interest rates, also lagged the broader market.

European stocks trailed the broader U.S. market. Emerging markets stocks led their developed-world counterparts, as China stocks rallied sharply. The U.S. fixed income market advanced as yields fell following the Fed’s rate decision. In currencies, the euro fell against the U.S. dollar, while the Japanese yen and British pound rose.

A look at the portfolio

As of April 30, consumer staples was the biggest sector among the fund’s equity holdings, comprising 9.8% of total net assets. Financials followed at 8.9%. Investments in U.S. equities represented 36.2% of the fund’s overall holdings, while non-U.S. equities made up 33.3%.

Results were mixed for the fund’s 10 largest holdings over the period. Broadcom shares advanced after the company reaffirmed its full-year forecasts. Microsoft rose on strong results at its cloud-computing unit. Crown Castle International, a real estate investment trust, was helped by the Fed’s

2	Capital Income Builder

more dovish stance. Coca-Cola also rose. On the other hand, Royal Dutch Shell declined amid volatile oil prices. Tobacco stocks Altria, Philip Morris International and British American Tobacco fell, pressured by competition from vaping devices and a possible crackdown on menthol in cigarettes. Shares of drugmaker Novartis fell in price terms.

Overall, the fund’s fixed income rose in value. Holdings consist primarily of government, corporate and mortgage-backed securities.

The road ahead

The market decline toward the end of 2018 served as a reminder of the defensive properties of dividend-paying stocks, which tend to outpace more cyclical equities in market declines. This potential resilience could be valuable in the coming year, as a number of risks could spark further volatility. Although the U.S. economy appears to be healthy, growth in other countries remains generally sluggish. Furthermore, there are geopolitical risks from unpredictable, fast-moving U.S.-China trade negotiations. And a more dovish Fed policy may result in greater-than-expected inflation.

In addition to seeking current income, the fund also invests in companies that can grow dividends over time. The emphasis on dividend growth gives the fund flexibility to invest in companies outside traditionally higher yielding industries and sectors — such as information technology and biotechnology. When pursuing dividend growth, portfolio managers look for companies they believe have the willingness and financial capacity to increase the dividend. Moreover, the fund is a global strategy that can seek attractive dividend-paying stocks abroad. Valuations abroad for dividend-paying companies in many cases are more compelling than in the U.S.

We appreciate your investment in the fund, and look forward to communicating with you in six months.

Cordially,

James B. Lovelace Co-President	David A. Hoag Co-President	Steven T. Watson Co-President

June 6, 2019

For current information about the fund, visit americanfunds.com.

Capital Income Builder	3

Summary investment portfolio April 30, 2019	unaudited

Industry sector diversification	Percent of net assets

Country diversification by domicile	Percent of net assets
United States	58.97%
United Kingdom	10.68
Eurozone*	8.16
Switzerland	4.28
Canada	3.44
Hong Kong	2.38
Japan	1.29
Singapore	1.19
Taiwan	1.04
Other countries	2.65
Short-term securities & other assets less liabilities	5.92
*	Countries using the euro as a common currency; those represented in the fund’s portfolio are Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal and Spain.

Common stocks 69.11%	Shares	Value (000)
Consumer staples 9.83%
Coca-Cola Co.	36,653,700	$1,798,230
Altria Group, Inc.	29,812,300	1,619,702
Philip Morris International Inc.	17,227,700	1,491,230
British American Tobacco PLC	26,558,811	1,035,518
British American Tobacco PLC (ADR)	7,866,157	308,353
Nestlé SA	12,977,971	1,248,825
Imperial Brands PLC	22,859,682	726,148
Other securities		2,022,793
		10,250,799

Financials 8.91%
Zurich Insurance Group AG	3,501,959	1,116,626
CME Group Inc., Class A	5,104,489	913,193
Sampo Oyj, Class A	16,660,931	761,678
JPMorgan Chase & Co.	6,029,000	699,665
Principal Financial Group, Inc.	9,262,000	529,416

4	Capital Income Builder

	Shares	Value (000)
DBS Group Holdings Ltd.	25,258,092	$524,624
Other securities		4,745,019
		9,290,221

Health care 8.85%
AbbVie Inc.	32,779,600	2,602,372
Novartis AG	20,689,200	1,689,532
Amgen Inc.	7,325,680	1,313,641
GlaxoSmithKline PLC	49,217,600	1,009,804
Gilead Sciences, Inc.	11,992,380	779,984
Other securities		1,842,661
		9,237,994

Information technology 7.33%
Broadcom Inc.	6,422,700	2,044,988
Microsoft Corp.	12,498,440	1,632,296
Intel Corp.	24,485,450	1,249,737
Taiwan Semiconductor Manufacturing Co., Ltd.	90,212,800	756,128
Other securities		1,968,513
		7,651,662

Energy 6.97%
Royal Dutch Shell PLC, Class B	48,678,755	1,564,393
Royal Dutch Shell PLC, Class A (GBP denominated)	14,090,305	450,157
Royal Dutch Shell PLC, Class B (ADR)	1,444,300	93,721
Exxon Mobil Corp.	16,205,815	1,301,003
TOTAL SA	9,456,939	525,519
BP PLC	65,831,992	479,873
Other securities		2,860,464
		7,275,130

Utilities 5.87%
E.ON SE	88,192,000	946,430
Dominion Energy, Inc.	11,573,308	901,213
American Electric Power Co., Inc.	6,447,000	551,541
SSE PLC	36,140,041	539,364
Iberdrola, SA, non-registered shares	52,752,409	479,135
ENGIE SA, bonus shares[1]	22,992,696	340,539
ENGIE SA	8,986,009	133,089
Other securities		2,236,340
		6,127,651

Real estate 5.84%
Crown Castle International Corp. REIT	10,663,638	1,341,272
Link Real Estate Investment Trust REIT	65,373,896	762,507
Simon Property Group, Inc. REIT	3,250,000	564,525
Other securities		3,428,477
		6,096,781

Capital Income Builder	5

Common stocks (continued)	Shares	Value (000)
Industrials 4.74%
Lockheed Martin Corp.	3,632,890	$1,210,951
Aena SME, SA, non-registered shares	2,579,888	478,457
Vinci SA	4,724,780	477,044
Other securities		2,777,103
		4,943,555

Communication services 4.60%
Verizon Communications Inc.	20,907,359	1,195,692
Vodafone Group PLC	312,384,764	578,437
AT&T Inc.	16,102,810	498,543
BCE Inc. (CAD denominated)	10,469,000	468,397
Other securities		2,053,028
		4,794,097

Consumer discretionary 4.05%
Las Vegas Sands Corp.	14,717,100	986,782
McDonald’s Corp.	2,965,894	585,972
Other securities		2,655,167
		4,227,921

Materials 2.12%
Rio Tinto PLC	11,333,000	659,848
Other securities		1,549,050
		2,208,898

Total common stocks (cost: $60,342,374,000)		72,104,709

Preferred securities 0.01%
Financials 0.01%
Other securities		8,677

Total preferred securities (cost: $13,000,000)		8,677

Rights & warrants 0.00%
Energy 0.00%
Other securities		80

Total rights & warrants (cost: $28,000)		80

Convertible stocks 0.38%
Utilities 0.25%
Other securities		264,888

Real estate 0.13%
Crown Castle International Corp. REIT, Series A, 6.875% convertible preferred 2020	113,927	131,471

Total convertible stocks (cost: $373,866,000)		396,359

6	Capital Income Builder

Bonds, notes & other debt instruments 24.58%	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes 15.63%
U.S. Treasury 14.74%
U.S. Treasury 1.75% 2022	$600,000	$591,210
U.S. Treasury 1.875% 2022[2]	806,000	797,376
U.S. Treasury 2.00% 2024	850,000	838,176
U.S. Treasury 2.125% 2024	893,500	885,262
U.S. Treasury 2.125% 2024	750,000	743,587
U.S. Treasury 2.25% 2027	482,196	474,698
U.S. Treasury 1.13%–8.75% 2019–2049[2]	10,178,561	11,044,105
		15,374,414

U.S. Treasury inflation-protected securities 0.89%
U.S. Treasury Inflation-Protected Securities 0.38%–2.38% 2023–2047[2,3]	906,191	931,627

Total U.S. Treasury bonds & notes		16,306,041

Corporate bonds & notes 5.47%
Health care 0.93%
AbbVie Inc. 2.30%–4.88% 2020–2048	59,629	58,301
Other securities		908,673
		966,974

Energy 0.86%
Exxon Mobil Corp. 2.222% 2021	7,750	7,725
Shell International Finance BV 1.75%–3.88% 2021–2028	30,870	31,586
Other securities		853,362
		892,673

Consumer staples 0.60%
Altria Group, Inc. 2.63%–9.25% 2019–2049	85,423	89,544
British American Tobacco PLC 3.22%–4.54% 2024–2047	63,990	60,329
Nestle Holdings, Inc. 3.35% 2023[4]	14,000	14,356
Philip Morris International Inc. 2.00%–4.25% 2020–2044	42,895	42,404
Reynolds American Inc. 3.25%–5.85% 2020–2045	32,582	33,541
Other securities		383,954
		624,128

Communication services 0.50%
Verizon Communications Inc. 4.50% 2033	10,000	10,742
Other securities		515,151
		525,893

Information technology 0.17%
Broadcom Inc. 4.75% 2029[4]	52,559	52,325
Broadcom Ltd. 3.00%–3.88% 2022–2028	75,787	73,189
Microsoft Corp. 1.55%–3.70% 2021–2046	13,385	13,538
Other securities		39,114
		178,166

Other corporate bonds & notes 2.41%
Other securities		2,514,402

Total corporate bonds & notes		5,702,236

Capital Income Builder	7

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations 3.06%
Federal agency mortgage-backed obligations 2.93%
Fannie Mae 0%–7.50% 2020–2049[5,6,7]	$1,335,229	$1,385,775
Fannie Mae Pool #AE8103 3.50% 2025[5]	1,096	1,120
Other securities		1,692,584
		3,079,479

Other mortgage-backed obligations 0.13%
Other securities		115,496

Total mortgage-backed obligations		3,194,975

Federal agency bonds & notes 0.03%
Fannie Mae 2.125% 2026	37,230	36,347

Other bonds & notes 0.39%
Other securities		405,729

Total bonds, notes & other debt instruments (cost: $25,485,658,000)		25,645,328

Short-term securities 5.65%	Shares
Money market investments 5.65%
Capital Group Central Cash Fund[8]	58,902,185	5,889,630

Total short-term securities (cost: $5,889,599,000)		5,889,630
Total investment securities 99.73% (cost: $92,104,525,000)		104,044,783
Other assets less liabilities 0.27%		282,172

Net assets 100.00%		$104,326,955

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” also includes loan participations and assignments, which may be subject to legal or contractual restrictions on resale. The total value of all such loans was $6,954,000, which represented ..35% of the net assets of the fund.

8	Capital Income Builder

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000) [9]	Value at 4/30/2019 (000) [10]	Unrealized appreciation (depreciation) at 4/30/2019 (000)
2 Year U.S. Treasury Note Futures	Long	29,468	July 2019	$5,893,600	$6,276,914	$14,546
5 Year U.S. Treasury Note Futures	Long	32,560	July 2019	3,256,000	3,765,259	7,956
10 Year U.S. Treasury Note Futures	Short	692	June 2019	(69,200)	(85,581)	(74)
10 Year Ultra U.S. Treasury Note Futures	Short	3,813	June 2019	(381,300)	(502,482)	(6,521)
20 Year U.S. Treasury Bond Futures	Short	136	June 2019	(13,600)	(20,056)	(284)
30 Year Ultra U.S. Treasury Bond Futures	Long	1,160	June 2019	116,000	190,567	3,127
						$18,750

Forward currency contracts

Contract amount				Unrealized appreciation
Purchases (000)	Sales (000)	Counterparty	Settlement date	at 4/30/2019 (000)
USD940	EUR835	Bank of America, N.A.	5/6/2019	$3
USD1,459	EUR1,285	JPMorgan Chase	5/7/2019	17
USD210,014	GBP160,000	HSBC Bank	5/8/2019	1,284
				$1,304

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 4/30/2019 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 4/30/2019 (000)
2.5555%	3-month USD-LIBOR	1/8/2024	$40,000	$424	$—	$424
3-month USD-LIBOR	2.18075%	3/29/2024	30,600	198	—	198
3-month USD-LIBOR	2.194%	3/29/2024	30,800	180	—	180
3-month USD-LIBOR	2.21875%	3/29/2024	32,300	152	—	152
3-month USD-LIBOR	2.322%	5/2/2024	591,400	(2)	—	(2)
3-month USD-LIBOR	2.32658%	5/2/2024	139,300	(31)	—	(31)
3-month USD-LIBOR	2.325%	5/2/2024	1,358,600	(196)	—	(196)
U.S. EFFR	2.2325%	4/11/2029	485,000	(213)	—	(213)
U.S. EFFR	2.5365%	1/11/2049	78,000	(1,816)	—	(1,816)
					$—	$(1,304)

Capital Income Builder	9

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings represent 5% or more of the outstanding voting shares of that company. The value of the fund’s affiliated-company holdings is either shown in the summary investment portfolio or included in the value of “Other securities” under the respective industry sectors. Further details on these holdings and related transactions during the six months ended April 30, 2019, appear below.

	Beginning shares	Additions	Reductions	Ending shares
Common stocks 1.00%
Consumer staples 0.02%
Convenience Retail Asia Ltd.	51,330,000	—	—	51,330,000
Information technology 0.18%
VTech Holdings Ltd.	20,089,300	—	—	20,089,300
Vanguard International Semiconductor Corp.[11]	85,015,695	—	3,533,606	81,482,089
Energy 0.00%
Whitecap Resources Inc.[11]	22,128,500	—	22,128,500	—
Real estate 0.00%
American Campus Communities, Inc. REIT[11]	4,872,388	3,000,000	1,847,467	6,024,921
Communication services 0.20%
Euskaltel, SA, non-registered shares	11,611,000	—	—	11,611,000
Gannett Co., Inc.	8,547,400	—	—	8,547,400
Zegona Communications PLC	7,573,166	6,821,574	—	14,394,740
Consumer discretionary 0.60%
Six Flags Entertainment Corp.	3,000,000	2,487,000	—	5,487,000
Greene King PLC	24,691,512	—	—	24,691,512
Dine Brands Global, Inc.	1,095,551	—	—	1,095,551
AA PLC	35,437,759	—	—	35,437,759
Leifheit AG, non-registered shares[11]	637,270	—	637,270	—
Short-term securities 5.65%
Money market investments 5.65%
Capital Group Central Cash Fund	—	60,750,270	1,848,085	58,902,185

	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Dividend income (000)	Value of affiliates at 4/30/2019 (000)
Common stocks 1.00%
Consumer staples 0.02%
Convenience Retail Asia Ltd.	$—	$4,572	$—	$26,173
Information technology 0.18%
VTech Holdings Ltd.	—	(52,455)	3,415	183,228
Vanguard International Semiconductor Corp.[11]	426	30,403	—	—
				183,228
Energy 0.00%
Whitecap Resources Inc.[11]	(124,394)	97,702	2,061	—
Real estate 0.00%
American Campus Communities, Inc. REIT[11]	4,496	42,927	—	—

10	Capital Income Builder

	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Dividend income (000)	Value of affiliates at 4/30/2019 (000)
Communication services 0.20%
Euskaltel, SA, non-registered shares	$—	$11,813	$1,859	$109,132
Gannett Co., Inc.	—	(3,162)	2,735	79,747
Zegona Communications PLC	—	(204)	515	19,709
				208,588
Consumer discretionary 0.60%
Six Flags Entertainment Corp.	—	(13,140)	8,876	291,305
Greene King PLC	—	54,076	2,766	206,387
Dine Brands Global, Inc.	—	8,348	1,446	97,132
AA PLC	—	(11,076)	—	34,265
Leifheit AG, non-registered shares[11]	(4,762)	5,469	—	—
				629,089
Short-term securities 5.65%
Money market investments 5.65%
Capital Group Central Cash Fund	(6)	30	11,707	5,889,630
Total 6.65%	$(124,240)	$175,303	$35,380	$6,936,708

Capital Income Builder	11

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $1,625,714,000, which represented 1.56% of the net assets of the fund. This amount includes $1,220,730,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $92,012,000, which represented .09% of the net assets of the fund.
[3]	Index-linked bond whose principal amount moves with a government price index.
[4]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $1,671,569,000, which represented 1.60% of the net assets of the fund.
[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[6]	Coupon rate may change periodically.
[7]	Purchased on a TBA basis.
[8]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[9]	Notional amount is calculated based on the number of contracts and notional contract size.
[10]	Value is calculated based on the notional amount and current market price.
[11]	Unaffiliated issuer at 4/30/2019.

Key to abbreviations and symbol

ADR = American Depositary Receipts

CAD = Canadian dollars

EFFR = Effective Federal Funds Rate

EUR = Euros

GBP = British pounds

LIBOR = London Interbank Offered Rate

TBA = To-be-announced

USD/$ = U.S. dollars

See notes to financial statements

12	Capital Income Builder

Financial statements

Statement of assets and liabilities	unaudited
at April 30, 2019	(dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $84,964,653)	$97,108,075
Affiliated issuers (cost: $7,139,872)	6,936,708	$104,044,783
Cash		23,594
Cash denominated in currencies other than U.S. dollars (cost: $23,435)		23,370
Unrealized appreciation on open forward currency contracts		1,304
Receivables for:
Sales of investments	419,830
Sales of fund’s shares	68,213
Dividends and interest	516,733
Variation margin on futures contracts	5,957
Variation margin on swap contracts	97	1,010,830
		105,103,881
Liabilities:
Payables for:
Purchases of investments	645,158
Repurchases of fund’s shares	72,349
Investment advisory services	20,624
Services provided by related parties	24,921
Trustees’ deferred compensation	1,625
Variation margin on futures contracts	1,241
Variation margin on swap contracts	2,079
Other	8,929	776,926
Net assets at April 30, 2019		$104,326,955

Net assets consist of:
Capital paid in on shares of beneficial interest		$93,497,012
Total distributable earnings		10,829,943
Net assets at April 30, 2019		$104,326,955

See notes to financial statements

Capital Income Builder	13

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —

unlimited shares authorized (1,703,464 total shares outstanding)

	Net assets	Shares outstanding		Net asset value per share
Class A	$65,401,323	1,067,826		$61.25
Class C	3,711,934	60,532		61.32
Class T	10	—	*	61.25
Class F-1	4,125,741	67,372		61.24
Class F-2	10,426,183	170,346		61.21
Class F-3	4,272,214	69,763		61.24
Class 529-A	2,345,083	38,305		61.22
Class 529-C	406,174	6,629		61.28
Class 529-E	84,001	1,372		61.23
Class 529-T	11	—	*	61.25
Class 529-F-1	113,475	1,853		61.23
Class R-1	95,594	1,561		61.25
Class R-2	481,022	7,855		61.24
Class R-2E	47,455	778		60.98
Class R-3	869,325	14,196		61.24
Class R-4	745,103	12,171		61.22
Class R-5E	24,930	408		61.17
Class R-5	205,306	3,351		61.27
Class R-6	10,972,071	179,146		61.25

*	Amount less than one thousand.

See notes to financial statements

14	Capital Income Builder

Statement of operations	unaudited
for the six months ended April 30, 2019	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $59,175; also includes $35,380 from affiliates)	$1,578,081
Interest	400,687	$1,978,768
Fees and expenses*:
Investment advisory services	115,963
Distribution services	114,060
Transfer agent services	40,611
Administrative services	12,325
Reports to shareholders	1,696
Registration statement and prospectus	3,328
Trustees’ compensation	182
Auditing and legal	52
Custodian	2,190
Other	1,203
Total fees and expenses before reimbursements	291,610
Less transfer agent services reimbursements	8
Total fees and expenses after reimbursements		291,602
Net investment income		1,687,166

Net realized loss and unrealized appreciation:
Net realized (loss) gain on:
Investments:
Unaffiliated issuers	(375,988)
Affiliated issuers	(124,240)
Futures contracts	36,099
Forward currency contracts	(176)
Swap contracts	(1,844)
Currency transactions	601	(465,548)
Net unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	6,076,724
Affiliated issuers	175,303
Futures contracts	24,171
Forward currency contracts	(4,452)
Swap contracts	(1,341)
Currency translations	(496)	6,269,909
Net realized loss and unrealized appreciation		5,804,361

Net increase in net assets resulting from operations		$7,491,527

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.

See notes to financial statements

Capital Income Builder	15

Statements of changes in net assets

(dollars in thousands)

	Six months ended	Year ended
	April 30, 2019*	October 31, 2018
Operations:
Net investment income	$1,687,166	$3,385,238
Net realized loss	(465,548)	(269,494)
Net unrealized appreciation (depreciation)	6,269,909	(6,363,158)
Net increase (decrease) in net assets resulting from operations	7,491,527	(3,247,414)

Distributions paid to shareholders	(1,944,886)	(5,049,369)

Net capital share transactions	(873,353)	377,322

Total increase (decrease) in net assets	4,673,288	(7,919,461)

Net assets:
Beginning of period	99,653,667	107,573,128
End of period	$104,326,955	$99,653,667

*	Unaudited.

See notes to financial statements

16	Capital Income Builder

Notes to financial statements	unaudited

1. Organization

Capital Income Builder (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide a level of current income that exceeds the average yield on U.S. stocks generally and a growing stream of income over the years. Growth of capital is a secondary objective.

The fund has 19 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), five 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T and 529-F-1) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	Class 529-C converts to Class 529-A after 10 years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3 and 529-F-1	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

Capital Income Builder	17

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

18	Capital Income Builder

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Capital Income Builder	19

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”) is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. Interest rate swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

20	Capital Income Builder

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The tables on the following page present the fund’s valuation levels as of April 30, 2019 (dollars in thousands):

Capital Income Builder	21

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Consumer staples	$10,199,318	$51,481	$—	$10,250,799
Financials	9,290,221	—	—	9,290,221
Health care	9,237,994	—	—	9,237,994
Information technology	7,458,780	192,882	—	7,651,662
Energy	7,274,543	587	—	7,275,130
Utilities	5,787,112	340,539	—	6,127,651
Real estate	5,732,209	364,572	—	6,096,781
Industrials	4,824,005	119,550	—	4,943,555
Communication services	4,401,141	392,956	—	4,794,097
Consumer discretionary	4,165,736	62,185	—	4,227,921
Materials	2,171,794	37,104	—	2,208,898
Preferred securities	—	8,677	—	8,677
Rights & warrants	—	—	80	80
Convertible stocks	396,359	—	—	396,359
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	—	16,306,041	—	16,306,041
Corporate bonds & notes	—	5,701,440	796	5,702,236
Mortgage-backed obligations	—	3,194,975	—	3,194,975
Federal agency bonds & notes	—	36,347	—	36,347
Other bonds & notes	—	405,729	—	405,729
Short-term securities	5,889,630	—	—	5,889,630
Total	$76,828,842	$27,215,065	$876	$104,044,783

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$25,629	$—	$—	$25,629
Unrealized appreciation on open forward currency contracts	—	1,304	—	1,304
Unrealized appreciation on interest rate swaps	—	954	—	954
Liabilities:
Unrealized depreciation on futures contracts	(6,879)	—	—	(6,879)
Unrealized depreciation on interest rate swaps	—	(2,258)	—	(2,258)
Total	$18,750	$—	$—	$18,750

*	Futures contracts, forward currency contracts and interest rate swaps are not included in the investment portfolio.

22	Capital Income Builder

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations. These risks may be heightened in the case of smaller capitalization stocks.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation against the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in income-oriented stocks — The value of the fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price

Capital Income Builder	23

fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the fund’s financial highlights table.

24	Capital Income Builder

Loan transactions — The fund has entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM”), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract. Securities deposited as initial margin, if any, are disclosed in the investment portfolio and cash deposited as initial margin, if any, is reflected as restricted cash pledged for futures contracts in the fund’s statement of assets and liabilities.

On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. In addition, the fund segregates liquid assets equivalent to the fund’s outstanding obligations under the contract in excess of the initial margin and variation margin, if any. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $4,756,063,000.

Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

Capital Income Builder	25

On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.

Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations. The average month-end notional amount of open forward currency contracts while held was $444,047,000.

Interest rate swaps — The fund has entered into interest rate swap contracts, which are agreements to exchange one stream of future interest payments for another based on a specified notional amount. Typically, interest rate swaps exchange a fixed interest rate for a payment that floats relative to a benchmark or vice versa. The fund’s investment adviser uses interest rate swaps to seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. Risks may arise as a result of the fund’s investment adviser incorrectly anticipating changes in interest rates, increased volatility, reduced liquidity and the potential inability of counterparties to meet the terms of their agreements.

Upon entering into an interest rate swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular interest rate swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, the fund’s investment adviser records daily interest accruals related to the exchange of future payments as a receivable and payable in the fund’s statement of assets and liabilities. The fund also pays or receives a variation margin based on the increase or decrease in the value of the interest rate swaps, including accrued interest, and records variation margin on interest rate swaps in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the interest rate swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from interest rate swaps are recorded in the fund’s statement of operations. The average month-end notional amount of interest rate swaps while held was $607,667,000.

26	Capital Income Builder

The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of futures contracts, forward currency contracts and interest rate swaps as of, or for the six months ended, April 30, 2019 (dollars in thousands):

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$25,629	Unrealized depreciation*	$6,879
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	1,304	Unrealized depreciation on open forward currency contracts	—
Swaps	Interest	Unrealized appreciation*	954	Unrealized depreciation*	2,258
			$27,887		$9,137

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain on futures contracts	$36,099	Net unrealized appreciation on futures contracts	$24,171
Forward currency	Currency	Net realized loss on forward currency contracts	(176)	Net unrealized depreciation on forward currency contracts	(4,452)
Swaps	Interest	Net realized loss on swap contracts	(1,844)	Net unrealized depreciation on swap contracts	(1,341)
			$34,079		$18,378

*	Includes cumulative appreciation/depreciation on futures contracts and interest rate swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the statement of assets and liabilities.

Collateral — The fund participates in a collateral program that calls for the fund to either receive or pledge highly liquid assets, such as cash or U.S. government securities, as collateral due to its use of futures contracts, forward currency contracts, interest rate swaps and future delivery contracts. For futures contracts and interest rate swaps, the program calls for the fund to pledge collateral for initial and variation margin by contract. For forward currency contracts, the program calls for the fund to either receive or pledge collateral based on the net gain or loss on unsettled forward currency contracts by counterparty. For future delivery contracts, the program calls for the fund to either receive or pledge collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash

Capital Income Builder	27

collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash in the fund’s statement of assets and liabilities.

Rights of offset — The fund has entered into enforceable master netting agreements with certain counterparties for forward currency contracts, where on any date amounts payable by each party to the other (in the same currency with respect to the same transaction) may be closed or offset by each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting”). For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statement of assets and liabilities.

The following table presents the fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the fund’s statement of assets and liabilities. The net amount column shows the impact of offsetting on the fund’s statement of assets and liabilities as of April 30, 2019, if close-out netting was exercised (dollars in thousands):

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral*	Net amount
Assets:
Bank of America, N.A.	$3	$—	$—	$—	$3
HSBC Bank	1,284	—	(1,284)	—	—
JPMorgan Chase	17	—	—	—	17
Total	$1,304	$—	$(1,284)	$—	$20

*	Collateral is shown on a settlement basis.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended April 30, 2019, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

28	Capital Income Builder

The fund’s tax returns are not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is generally three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the fund records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; cost of investments sold; net capital losses; amortization of premiums and discounts and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of October 31, 2018, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$572,023
Capital loss carryforward*	(418,067)

*	The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years. The fund will not make distributions from capital gains while a capital loss carryforward remains.

As of April 30, 2019, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Gross unrealized appreciation on investments	$15,387,371
Gross unrealized depreciation on investments	(4,063,211)
Net unrealized appreciation on investments	11,324,160
Cost of investments	92,739,373

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Distributions paid were characterized for tax purposes as follows (dollars in thousands):

	Six months ended April 30, 2019					Year ended October 31, 2018
				Total						Total
	Ordinary		Long-term	distributions		Ordinary		Long-term		distributions
Share class	income		capital gains	paid		income		capital gains		paid
Class A	$1,224,550		$—	$1,224,550		$2,406,031		$892,642		$3,298,673
Class C	57,440		—	57,440		121,377		61,815		183,192
Class T	—	*	—	—	*	—	*	—	*	—	*
Class F-1	75,706		—	75,706		154,917		59,130		214,047
Class F-2	201,811		—	201,811		350,708		115,706		466,414
Class F-3	80,985		—	80,985		133,976		40,712		174,688
Class 529-A	42,660		—	42,660		82,197		30,755		112,952
Class 529-C	6,244		—	6,244		12,486		6,614		19,100
Class 529-E	1,484		—	1,484		2,915		1,185		4,100
Class 529-T	—	*	—	—	*	—	*	—	*	—	*
Class 529-F-1	2,166		—	2,166		3,529		1,192		4,721
Class R-1	1,460		—	1,460		3,035		1,528		4,563
Class R-2	7,339		—	7,339		14,768		7,308		22,076
Class R-2E	712		—	712		1,105		420		1,525
Class R-3	14,944		—	14,944		30,165		12,730		42,895
Class R-4	13,828		—	13,828		27,250		10,484		37,734
Class R-5E	415		—	415		551		144		695
Class R-5	4,257		—	4,257		8,841		2,984		11,825
Class R-6	208,885		—	208,885		344,273		105,896		450,169
Total	$1,944,886		$—	$1,944,886		$3,698,124		$1,351,245		$5,049,369

*	Amount less than one thousand.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.240% on the first $1 billion of daily net assets and decreasing to 0.110% on such assets in excess of $115 billion. The agreement also provides for monthly fees, accrued daily, based on a series of decreasing rates beginning with 3.00% on the first $100,000,000 of the fund’s monthly gross income and decreasing to 2.50% on such income in excess of $100,000,000. For the six months ended April 30, 2019, the investment advisory services fee was $115,963,000, which was equivalent to an annualized rate of 0.233% of average daily net assets.

30	Capital Income Builder

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of April 30, 2019, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Capital Income Builder	31

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the daily net assets attributable to each share class of the fund. Currently Class A shares pay an administrative services fee at the annual rate of 0.01% of daily net assets and all other share classes pay a fee at the annual rate of 0.05% of their respective daily net assets. The fund’s board of trustees authorized effective July 1, 2019, an administrative services fee at the annual rate of 0.03% of the daily net assets attributable to each share class of the fund (which could increase as noted above) for its provision of administrative services.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fee is based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica, a tax-advantaged savings program for individuals with disabilities. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

32	Capital Income Builder

For the six months ended April 30, 2019, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services		Administrative services		529 plan services
Class A	$80,338	$27,696		$3,147		Not applicable
Class C	18,544	1,666		933		Not applicable
Class T	—	—	*	—	*	Not applicable
Class F-1	4,931	2,577		990		Not applicable
Class F-2	Not applicable	5,429		2,477		Not applicable
Class F-3	Not applicable	95		963		Not applicable
Class 529-A	2,656	868		559		$740
Class 529-C	2,001	162		102		135
Class 529-E	204	14		21		27
Class 529-T	—	—	*	—	*	—	*
Class 529-F-1	—	41		27		35
Class R-1	476	51		24		Not applicable
Class R-2	1,776	855		119		Not applicable
Class R-2E	127	45		11		Not applicable
Class R-3	2,111	668		211		Not applicable
Class R-4	896	372		179		Not applicable
Class R-5E	Not applicable	16		5		Not applicable
Class R-5	Not applicable	52		52		Not applicable
Class R-6	Not applicable	4		2,505		Not applicable
Total class-specific expenses	$114,060	$40,611		$12,325		$937

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $182,000 in the fund’s statement of operations reflects $176,000 in current fees (either paid in cash or deferred) and a net increase of $6,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term investments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

Capital Income Builder	33

Security transactions with related funds — The fund has purchased from, and sold securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended April 30, 2019, the fund engaged in such purchase and sale transactions with related funds in the amounts of $802,088,000 and $1,903,267,000, respectively, which generated $78,283,000 of net realized gains from such sales.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended April 30, 2019.

8. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

			Reinvestments of						Net (decrease)
	Sales*		distributions				Repurchases*		increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended April 30, 2019

Class A	$1,896,228	32,338	$1,196,982		20,941		$(4,526,835)	(77,393)	$(1,433,625)	(24,114)
Class C	154,338	2,626	56,315		985		(592,066)	(10,047)	(381,413)	(6,436)
Class T	—	—	—		—		—	—	—	—
Class F-1	274,149	4,636	73,310		1,283		(437,394)	(7,446)	(89,935)	(1,527)
Class F-2	1,364,366	23,220	192,432		3,369		(1,549,076)	(26,474)	7,722	115
Class F-3	799,965	13,525	75,003		1,310		(545,324)	(9,250)	329,644	5,585
Class 529-A	122,732	2,082	42,646		746		(182,675)	(3,120)	(17,297)	(292)
Class 529-C	22,328	381	6,243		109		(69,959)	(1,186)	(41,388)	(696)
Class 529-E	3,458	59	1,482		26		(9,738)	(166)	(4,798)	(81)
Class 529-T	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-1	12,363	210	2,166		38		(11,333)	(193)	3,196	55
Class R-1	3,875	66	1,460		26		(15,470)	(263)	(10,135)	(171)
Class R-2	42,846	729	7,327		128		(81,614)	(1,392)	(31,441)	(535)
Class R-2E	8,042	137	712		12		(3,831)	(65)	4,923	84
Class R-3	66,054	1,126	14,918		261		(115,920)	(1,978)	(34,948)	(591)
Class R-4	66,180	1,119	13,809		242		(106,410)	(1,822)	(26,421)	(461)
Class R-5E	10,385	179	415		7		(7,305)	(128)	3,495	58
Class R-5	12,316	209	4,247		75		(36,371)	(615)	(19,808)	(331)
Class R-6	904,741	15,401	208,879		3,650		(244,744)	(4,139)	868,876	14,912
Total net increase (decrease)	$5,764,366	98,043	$1,898,346		33,208		$(8,536,065)	(145,677)	$(873,353)	(14,426)

34	Capital Income Builder

			Reinvestments of					Net (decrease)
	Sales*		distributions			Repurchases*		increase
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Year ended October 31, 2018

Class A	$3,764,962	61,158	$3,228,495	52,447		$(9,797,230)	(159,923)	$(2,803,773)	(46,318)
Class C	393,400	6,373	179,632	2,907		(1,409,518)	(22,897)	(836,486)	(13,617)
Class T	—	—	—	—		—	—	—	—
Class F-1	740,612	11,996	208,019	3,378		(1,320,599)	(21,562)	(371,968)	(6,188)
Class F-2	3,723,446	60,975	445,452	7,252		(2,454,044)	(40,114)	1,714,854	28,113
Class F-3	1,439,148	23,317	161,440	2,628		(664,682)	(10,878)	935,906	15,067
Class 529-A	406,239	6,515	112,927	1,836		(395,729)	(6,451)	123,437	1,900
Class 529-C	51,231	831	19,097	309		(297,991)	(4,758)	(227,663)	(3,618)
Class 529-E	9,698	157	4,099	67		(17,331)	(282)	(3,534)	(58)
Class 529-T	—	—	1	—	†	—	—	1	— †
Class 529-F-1	33,193	548	4,720	77		(18,956)	(309)	18,957	316
Class R-1	11,129	181	4,558	74		(29,786)	(485)	(14,099)	(230)
Class R-2	100,899	1,640	22,035	356		(180,748)	(2,945)	(57,814)	(949)
Class R-2E	19,250	315	1,525	25		(10,753)	(174)	10,022	166
Class R-3	162,374	2,641	42,838	695		(299,777)	(4,887)	(94,565)	(1,551)
Class R-4	152,327	2,480	37,704	613		(233,910)	(3,808)	(43,879)	(715)
Class R-5E	12,196	200	695	12		(2,424)	(40)	10,467	172
Class R-5	61,050	984	11,778	191		(82,755)	(1,341)	(9,927)	(166)
Class R-6	2,073,825	33,633	450,024	7,327		(496,463)	(8,040)	2,027,386	32,920
Total net increase (decrease)	$13,154,979	213,944	$4,935,039	80,194		$(17,712,696)	(288,894)	$377,322	5,244

*	Includes exchanges between share classes of the fund.
†	Amount less than one thousand.

9. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $24,253,391,000 and $22,540,267,000, respectively, during the six months ended April 30, 2019.

Capital Income Builder	35

Financial highlights

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income[2]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class A:
4/30/2019[4,5]	$58.01	$.98	$3.40	$4.38
10/31/2018	62.81	1.95	(3.81)	(1.86)
10/31/2017	57.48	2.07	5.29	7.36
10/31/2016	57.96	1.91	(.37)	1.54
10/31/2015	60.76	1.97	(2.38)	(.41)
10/31/2014	58.25	2.64	2.28	4.92
Class C:
4/30/2019[4,5]	58.07	.75	3.40	4.15
10/31/2018	62.86	1.47	(3.83)	(2.36)
10/31/2017	57.51	1.59	5.30	6.89
10/31/2016	57.98	1.46	(.37)	1.09
10/31/2015	60.77	1.50	(2.39)	(.89)
10/31/2014	58.25	2.17	2.27	4.44
Class T:
4/30/2019[4,5]	58.02	1.05	3.39	4.44
10/31/2018	62.83	2.09	(3.83)	(1.74)
10/31/2017[4,10]	59.80	1.26	2.83	4.09
Class F-1:
4/30/2019[4,5]	58.00	.96	3.40	4.36
10/31/2018	62.81	1.91	(3.83)	(1.92)
10/31/2017	57.48	2.02	5.30	7.32
10/31/2016	57.96	1.87	(.37)	1.50
10/31/2015	60.77	1.93	(2.39)	(.46)
10/31/2014	58.25	2.69	2.19	4.88
Class F-2:
4/30/2019[4,5]	57.97	1.04	3.40	4.44
10/31/2018	62.78	2.06	(3.82)	(1.76)
10/31/2017	57.45	2.18	5.29	7.47
10/31/2016	57.94	2.01	(.36)	1.65
10/31/2015	60.74	2.08	(2.38)	(.30)
10/31/2014	58.23	2.59	2.44	5.03
Class F-3:
4/30/2019[4,5]	58.01	1.08	3.38	4.46
10/31/2018	62.81	2.13	(3.82)	(1.69)
10/31/2017[4,11]	58.52	1.66	4.27	5.93

36	Capital Income Builder

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets[2]		Ratio of net income to average net assets[2]

$(1.14)	$—	$(1.14)	$61.25	7.70%[6]	$65,401		.60%[7]		3.37%[7]
(2.15)	(.79)	(2.94)	58.01	(3.16)	63,346		.58		3.18
(2.03)	—	(2.03)	62.81	13.00	71,498		.59		3.43
(2.02)	—	(2.02)	57.48	2.74	69,127		.60		3.34
(2.39)	—	(2.39)	57.96	(.69)	70,041		.59		3.31
(2.41)	—	(2.41)	60.76	8.64	70,314		.62		4.44

(.90)	—	(.90)	61.32	7.27 [6]	3,712		1.38	[7]	2.58	[7]
(1.64)	(.79)	(2.43)	58.07	(3.94)	3,889		1.37		2.39
(1.54)	—	(1.54)	62.86	12.12	5,065		1.39		2.64
(1.56)	—	(1.56)	57.51	1.92	5,822		1.40		2.54
(1.90)	—	(1.90)	57.98	(1.48)	6,367		1.38		2.51
(1.92)	—	(1.92)	60.77	7.78	7,027		1.42		3.66

(1.21)	—	(1.21)	61.25	7.81 [6,8]	—	[9]	.37	[7,8]	3.60	[7,8]
(2.28)	(.79)	(3.07)	58.02	(2.96)[8]	—	[9]	.36	[8]	3.40	[8]
(1.06)	—	(1.06)	62.83	6.87 [6,8]	—	[9]	.38	[7,8]	3.59	[7,8]

(1.12)	—	(1.12)	61.24	7.66 [6]	4,126		.68	[7]	3.29	[7]
(2.10)	(.79)	(2.89)	58.00	(3.26)	3,996		.66		3.11
(1.99)	—	(1.99)	62.81	12.92	4,716		.67		3.35
(1.98)	—	(1.98)	57.48	2.66	4,338		.67		3.26
(2.35)	—	(2.35)	57.96	(.76)	3,987		.65		3.25
(2.36)	—	(2.36)	60.77	8.57	3,445		.69		4.53

(1.20)	—	(1.20)	61.21	7.81 [6]	10,426		.41	[7]	3.56	[7]
(2.26)	(.79)	(3.05)	57.97	(3.00)	9,869		.39		3.37
(2.14)	—	(2.14)	62.78	13.22	8,922		.41		3.61
(2.14)	—	(2.14)	57.45	2.93	7,506		.40		3.50
(2.50)	—	(2.50)	57.94	(.49)	5,284		.40		3.50
(2.52)	—	(2.52)	60.74	8.86	4,496		.42		4.37

(1.23)	—	(1.23)	61.24	7.84 [6]	4,272		.30	[7]	3.69	[7]
(2.32)	(.79)	(3.11)	58.01	(2.88)	3,723		.29		3.47
(1.64)	—	(1.64)	62.81	10.23 [6]	3,085		.30	[7]	3.53	[7]

See end of table for footnotes.

Capital Income Builder	37

Financial highlights (continued)

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income[2]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class 529-A:
4/30/2019[4,5]	$57.99	$.96	$3.39	$4.35
10/31/2018	62.79	1.91	(3.82)	(1.91)
10/31/2017	57.47	2.02	5.29	7.31
10/31/2016	57.94	1.86	(.36)	1.50
10/31/2015	60.74	1.91	(2.38)	(.47)
10/31/2014	58.23	2.58	2.28	4.86
Class 529-C:
4/30/2019[4,5]	58.03	.74	3.40	4.14
10/31/2018	62.77	1.43	(3.81)	(2.38)
10/31/2017	57.44	1.56	5.29	6.85
10/31/2016	57.91	1.42	(.37)	1.05
10/31/2015	60.71	1.45	(2.38)	(.93)
10/31/2014	58.20	2.12	2.28	4.40
Class 529-E:
4/30/2019[4,5]	58.00	.90	3.38	4.28
10/31/2018	62.79	1.77	(3.81)	(2.04)
10/31/2017	57.47	1.88	5.29	7.17
10/31/2016	57.94	1.73	(.36)	1.37
10/31/2015	60.74	1.77	(2.38)	(.61)
10/31/2014	58.23	2.44	2.28	4.72
Class 529-T:
4/30/2019[4,5]	58.02	1.03	3.39	4.42
10/31/2018	62.82	2.04	(3.81)	(1.77)
10/31/2017[4,10]	59.80	1.24	2.83	4.07
Class 529-F-1:
4/30/2019[4,5]	58.00	1.03	3.39	4.42
10/31/2018	62.81	2.04	(3.82)	(1.78)
10/31/2017	57.48	2.16	5.29	7.45
10/31/2016	57.96	1.99	(.37)	1.62
10/31/2015	60.76	2.05	(2.38)	(.33)
10/31/2014	58.25	2.72	2.27	4.99
Class R-1:
4/30/2019[4,5]	58.00	.75	3.40	4.15
10/31/2018	62.80	1.45	(3.82)	(2.37)
10/31/2017	57.46	1.58	5.30	6.88
10/31/2016	57.94	1.46	(.38)	1.08
10/31/2015	60.73	1.49	(2.37)	(.88)
10/31/2014	58.22	2.16	2.27	4.43

38	Capital Income Builder

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets[2]		Ratio of net income to average net assets[2]

$(1.12)	$—	$(1.12)	$61.22	7.64%[6]	$2,345		.68%[7]		3.29%[7]
(2.10)	(.79)	(2.89)	57.99	(3.24)	2,238		.66		3.11
(1.99)	—	(1.99)	62.79	12.91	2,304		.67		3.36
(1.97)	—	(1.97)	57.47	2.66	2,143		.69		3.25
(2.33)	—	(2.33)	57.94	(.80)	2,170		.68		3.22
(2.35)	—	(2.35)	60.74	8.56	2,229		.72		4.35

(.89)	—	(.89)	61.28	7.26 [6]	406		1.42	[7]	2.54	[7]
(1.57)	(.79)	(2.36)	58.03	(3.97)	425		1.42		2.33
(1.52)	—	(1.52)	62.77	12.06	687		1.44		2.59
(1.52)	—	(1.52)	57.44	1.86	665		1.46		2.48
(1.87)	—	(1.87)	57.91	(1.55)	694		1.46		2.44
(1.89)	—	(1.89)	60.71	7.71	728		1.49		3.57

(1.05)	—	(1.05)	61.23	7.52 [6]	84		.89	[7]	3.07	[7]
(1.96)	(.79)	(2.75)	58.00	(3.45)	84		.88		2.88
(1.85)	—	(1.85)	62.79	12.65	95		.90		3.13
(1.84)	—	(1.84)	57.47	2.42	89		.92		3.02
(2.19)	—	(2.19)	57.94	(1.02)	91		.92		2.98
(2.21)	—	(2.21)	60.74	8.28	94		.95		4.11

(1.19)	—	(1.19)	61.25	7.77 [6,8]	—	[9]	.43	[7,8]	3.54	[7,8]
(2.24)	(.79)	(3.03)	58.02	(3.01)[8]	—	[9]	.42	[8]	3.33	[8]
(1.05)	—	(1.05)	62.82	6.84 [6,8]	—	[9]	.42	[7,8]	3.55	[7,8]

(1.19)	—	(1.19)	61.23	7.78 [6]	114		.44	[7]	3.53	[7]
(2.24)	(.79)	(3.03)	58.00	(3.03)	104		.42		3.33
(2.12)	—	(2.12)	62.81	13.17	93		.44		3.58
(2.10)	—	(2.10)	57.48	2.87	75		.46		3.47
(2.47)	—	(2.47)	57.96	(.55)	69		.46		3.44
(2.48)	—	(2.48)	60.76	8.78	70		.49		4.58

(.90)	—	(.90)	61.25	7.25 [6]	96		1.40	[7]	2.55	[7]
(1.64)	(.79)	(2.43)	58.00	(3.94)	101		1.39		2.36
(1.54)	—	(1.54)	62.80	12.10	123		1.39		2.63
(1.56)	—	(1.56)	57.46	1.91	134		1.40		2.54
(1.91)	—	(1.91)	57.94	(1.48)	146		1.39		2.51
(1.92)	—	(1.92)	60.73	7.79	152		1.42		3.64

See end of table for footnotes.

Capital Income Builder	39

Financial highlights (continued)

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income[2]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class R-2:
4/30/2019[4,5]	$58.00	$.75	$3.39	$4.14
10/31/2018	62.79	1.46	(3.82)	(2.36)
10/31/2017	57.46	1.59	5.28	6.87
10/31/2016	57.94	1.45	(.37)	1.08
10/31/2015	60.73	1.51	(2.37)	(.86)
10/31/2014	58.22	2.18	2.27	4.45
Class R-2E:
4/30/2019[4,5]	57.77	.84	3.37	4.21
10/31/2018	62.58	1.63	(3.80)	(2.17)
10/31/2017	57.30	1.72	5.32	7.04
10/31/2016	57.88	1.60	(.33)	1.27
10/31/2015	60.71	1.75	(2.41)	(.66)
10/31/2014[4,12]	61.50	.16	(.41)	(.25)
Class R-3:
4/30/2019[4,5]	58.00	.88	3.40	4.28
10/31/2018	62.80	1.73	(3.82)	(2.09)
10/31/2017	57.47	1.86	5.29	7.15
10/31/2016	57.95	1.70	(.37)	1.33
10/31/2015	60.74	1.76	(2.38)	(.62)
10/31/2014	58.23	2.42	2.28	4.70
Class R-4:
4/30/2019[4,5]	57.99	.97	3.39	4.36
10/31/2018	62.79	1.91	(3.81)	(1.90)
10/31/2017	57.46	2.04	5.29	7.33
10/31/2016	57.95	1.86	(.35)	1.51
10/31/2015	60.75	1.94	(2.38)	(.44)
10/31/2014	58.24	2.60	2.28	4.88
Class R-5E:
4/30/2019[4,5]	57.94	1.04	3.38	4.42
10/31/2018	62.75	2.03	(3.81)	(1.78)
10/31/2017	57.45	2.18	5.27	7.45
10/31/2016[4,13]	57.40	1.84	.30	2.14
Class R-5:
4/30/2019[4,5]	58.04	1.05	3.39	4.44
10/31/2018	62.84	2.10	(3.82)	(1.72)
10/31/2017	57.50	2.22	5.30	7.52
10/31/2016	57.98	2.11	(.44)	1.67
10/31/2015	60.79	2.12	(2.40)	(.28)
10/31/2014	58.27	2.88	2.19	5.07

40	Capital Income Builder

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets[2]		Ratio of net income to average net assets[2]

$(.90)	$—	$(.90)	$61.24	7.26%[6]	$481		1.41%[7]		2.56%[7]
(1.64)	(.79)	(2.43)	58.00	(3.93)	487		1.39		2.37
(1.54)	—	(1.54)	62.79	12.10	586		1.39		2.64
(1.56)	—	(1.56)	57.46	1.92	628		1.40		2.54
(1.93)	—	(1.93)	57.94	(1.44)	680		1.35		2.54
(1.94)	—	(1.94)	60.73	7.79	751		1.41		3.67

(1.00)	—	(1.00)	60.98	7.41 [6]	48		1.11	[7]	2.87	[7]
(1.85)	(.79)	(2.64)	57.77	(3.66)	40		1.09		2.67
(1.76)	—	(1.76)	62.58	12.44	33		1.08		2.86
(1.85)	—	(1.85)	57.30	2.27	12		1.11		2.80
(2.17)	—	(2.17)	57.88	(1.12)	—	[9]	1.00		2.93
(.54)	—	(.54)	60.71	(.39)[6,8]	—	[9]	.15	[6,8]	.28	[6,8]

(1.04)	—	(1.04)	61.24	7.51 [6]	869		.96	[7]	3.01	[7]
(1.92)	(.79)	(2.71)	58.00	(3.52)	858		.94		2.82
(1.82)	—	(1.82)	62.80	12.61	1,026		.94		3.08
(1.81)	—	(1.81)	57.47	2.37	993		.96		2.97
(2.17)	—	(2.17)	57.95	(1.04)	994		.94		2.95
(2.19)	—	(2.19)	60.74	8.26	1,049		.98		4.08

(1.13)	—	(1.13)	61.22	7.66 [6]	745		.65	[7]	3.31	[7]
(2.11)	(.79)	(2.90)	57.99	(3.22)	732		.64		3.12
(2.00)	—	(2.00)	62.79	12.94	838		.64		3.38
(2.00)	—	(2.00)	57.46	2.68	751		.65		3.24
(2.36)	—	(2.36)	57.95	(.74)	603		.64		3.25
(2.37)	—	(2.37)	60.75	8.58	582		.67		4.38

(1.19)	—	(1.19)	61.17	7.78 [6]	25		.45	[7]	3.54	[7]
(2.24)	(.79)	(3.03)	57.94	(3.04)	20		.44		3.32
(2.15)	—	(2.15)	62.75	13.18	11		.43		3.60
(2.09)	—	(2.09)	57.45	3.82 [6]	—	[9]	.52	[7]	3.40	[7]

(1.21)	—	(1.21)	61.27	7.82 [6]	205		.35	[7]	3.60	[7]
(2.29)	(.79)	(3.08)	58.04	(2.93)	214		.34		3.42
(2.18)	—	(2.18)	62.84	13.29	242		.34		3.69
(2.15)	—	(2.15)	57.50	2.98	208		.37		3.68
(2.53)	—	(2.53)	57.98	(.45)	394		.34		3.56
(2.55)	—	(2.55)	60.79	8.92	381		.38		4.85

See end of table for footnotes.

Capital Income Builder	41

Financial highlights (continued)

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income[2]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class R-6:
4/30/2019[4,5]	$58.01	$1.08	$3.39	$4.47
10/31/2018	62.82	2.13	(3.82)	(1.69)
10/31/2017	57.49	2.24	5.30	7.54
10/31/2016	57.97	2.08	(.37)	1.71
10/31/2015	60.77	2.14	(2.38)	(.24)
10/31/2014	58.26	2.76	2.33	5.09

	Six months ended	Year ended October 31
Portfolio turnover rate for all share classes[14]	April 30, 2019[4,5,6]	2018	2017	2016	2015	2014
Excluding mortgage dollar roll transactions	17%	37%	51%	38%	50%	Not available
Including mortgage dollar roll transactions	25%	73%	73%	47%	63%	55%

See notes to financial statements

42	Capital Income Builder

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets[2]	Ratio of net income to average net assets[2]

$(1.23)	$—	$(1.23)	$61.25	7.85%[6]	$10,972	.30%[7]	3.69%[7]
(2.33)	(.79)	(3.12)	58.01	(2.88)	9,528	.29	3.48
(2.21)	—	(2.21)	62.82	13.33	8,249	.30	3.72
(2.19)	—	(2.19)	57.49	3.05	6,806	.30	3.62
(2.56)	—	(2.56)	57.97	(.40)	5,222	.30	3.60
(2.58)	—	(2.58)	60.77	8.95	4,577	.32	4.66

[1]	Based on average shares outstanding.
[2]	For the year ended October 31, 2014, this column reflects the impact of a corporate action event that resulted in a one-time increase to net investment income. If the corporate action event had not occurred, the Class A net investment income per share would have been lower by $.68; the Class A ratio of expenses to average net assets would have been lower by .03 percentage points; and the Class A ratio of net income to average net assets would have been lower by 1.15 percentage points. The impact to the other share classes would have been similar.
[3]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[4]	Based on operations for a period that is less than a full year.
[5]	Unaudited.
[6]	Not annualized.
[7]	Annualized.
[8]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[9]	Amount less than $1 million.
[10]	Class T and 529-T shares began investment operations on April 7, 2017.
[11]	Class F-3 shares began investment operations on January 27, 2017.
[12]	Class R-2E shares began investment operations on August 29, 2014.
[13]	Class R-5E shares began investment operations on November 20, 2015.
[14]	Refer to Note 5 for more information on mortgage dollar rolls.

Capital Income Builder	43

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (November 1, 2018, through April 30, 2019).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

44	Capital Income Builder

	Beginning account value 11/1/2018	Ending account value 4/30/2019	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$1,076.96	$3.09	.60%
Class A – assumed 5% return	1,000.00	1,021.82	3.01	.60
Class C – actual return	1,000.00	1,072.73	7.09	1.38
Class C – assumed 5% return	1,000.00	1,017.95	6.90	1.38
Class T – actual return	1,000.00	1,078.06	1.91	.37
Class T – assumed 5% return	1,000.00	1,022.96	1.86	.37
Class F-1 – actual return	1,000.00	1,076.60	3.50	.68
Class F-1 – assumed 5% return	1,000.00	1,021.42	3.41	.68
Class F-2 – actual return	1,000.00	1,078.09	2.11	.41
Class F-2 – assumed 5% return	1,000.00	1,022.76	2.06	.41
Class F-3 – actual return	1,000.00	1,078.44	1.55	.30
Class F-3 – assumed 5% return	1,000.00	1,023.31	1.51	.30
Class 529-A – actual return	1,000.00	1,076.43	3.50	.68
Class 529-A – assumed 5% return	1,000.00	1,021.42	3.41	.68
Class 529-C – actual return	1,000.00	1,072.58	7.30	1.42
Class 529-C – assumed 5% return	1,000.00	1,017.75	7.10	1.42
Class 529-E – actual return	1,000.00	1,075.20	4.58	.89
Class 529-E – assumed 5% return	1,000.00	1,020.38	4.46	.89
Class 529-T – actual return	1,000.00	1,077.69	2.22	.43
Class 529-T – assumed 5% return	1,000.00	1,022.66	2.16	.43
Class 529-F-1 – actual return	1,000.00	1,077.77	2.27	.44
Class 529-F-1 – assumed 5% return	1,000.00	1,022.61	2.21	.44
Class R-1 – actual return	1,000.00	1,072.49	7.19	1.40
Class R-1 – assumed 5% return	1,000.00	1,017.85	7.00	1.40
Class R-2 – actual return	1,000.00	1,072.56	7.25	1.41
Class R-2 – assumed 5% return	1,000.00	1,017.80	7.05	1.41
Class R-2E – actual return	1,000.00	1,074.10	5.71	1.11
Class R-2E – assumed 5% return	1,000.00	1,019.29	5.56	1.11
Class R-3 – actual return	1,000.00	1,075.07	4.94	.96
Class R-3 – assumed 5% return	1,000.00	1,020.03	4.81	.96
Class R-4 – actual return	1,000.00	1,076.55	3.35	.65
Class R-4 – assumed 5% return	1,000.00	1,021.57	3.26	.65
Class R-5E – actual return	1,000.00	1,077.75	2.32	.45
Class R-5E – assumed 5% return	1,000.00	1,022.56	2.26	.45
Class R-5 – actual return	1,000.00	1,078.17	1.80	.35
Class R-5 – assumed 5% return	1,000.00	1,023.06	1.76	.35
Class R-6 – actual return	1,000.00	1,078.49	1.55	.30
Class R-6 – assumed 5% return	1,000.00	1,023.31	1.51	.30

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

Capital Income Builder	45

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Offices of the fund and of the investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618-4518

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel

O’Melveny & Myers LLP
400 South Hope Street
Los Angeles, CA 90071-2899

Independent registered public accounting firm

PricewaterhouseCoopers LLP
601 South Figueroa Street
Los Angeles, CA 90017-3874

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

52	Capital Income Builder

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete April 30, 2019, portfolio of Capital Income Builder’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

Capital Income Builder files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT-EX. This filing is available free of charge on the SEC website. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of Capital Income Builder, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2019, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

Bloomberg® is a trademark of Bloomberg Finance L.P. (collectively with its affiliates, “Bloomberg”). Barclays® is a trademark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Neither Bloomberg nor Barclays approves or endorses this material, guarantees the accuracy or completeness of any information herein and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

MSCI has not approved, reviewed or produced this report, makes no express or implied warranties or representations and is not liable whatsoever for any data in the report. You may not redistribute the MSCI data or use it as a basis for other indices or investment products.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in superior outcomes.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment experience, including 20 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital System
The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes
Equity funds have beaten their Lipper peer indexes in 92% of 10-year periods and 99% of 20-year periods.[2] Fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.[3] Fund management fees have been among the lowest in the industry.[4]

[1]	Portfolio manager experience as of December 31, 2018.
[2]	Based on Class F-2 share results for rolling periods through December 31, 2018. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary.
[3]	Based on Class F-2 share results, as of December 31, 2018. Fourteen of our 15 American Funds fixed income funds that have been in existence for the three-year period showed a three-year correlation below 0.2. Standard & Poor’s 500 Composite Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our management fees were in the lowest quintile 70% of the time, based on the 20-year period ended December 31, 2018, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on Class A share results without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Please see americanfunds.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Capital Income Builder®

Investment portfolio

April 30, 2019

unaudited

Common stocks 69.11% Consumer staples 9.83%	Shares	Value (000)
Coca-Cola Co.	36,653,700	$1,798,230
Altria Group, Inc.	29,812,300	1,619,702
Philip Morris International Inc.	17,227,700	1,491,230
British American Tobacco PLC	26,558,811	1,035,518
British American Tobacco PLC (ADR)	7,866,157	308,353
Nestlé SA	12,977,971	1,248,825
Imperial Brands PLC	22,859,682	726,148
Diageo PLC	9,761,300	411,584
Procter & Gamble Co.	3,708,260	394,856
Carlsberg A/S, Class B	1,737,402	224,422
General Mills, Inc.	4,000,000	205,880
Kellogg Co.	3,000,000	180,900
Danone SA	1,787,516	144,512
Kimberly-Clark Corp.	1,000,000	128,380
Reckitt Benckiser Group PLC	1,267,600	102,433
Hormel Foods Corp.	1,978,781	79,032
Japan Tobacco Inc.1	2,225,800	51,481
Unilever PLC	741,210	45,016
Walgreens Boots Alliance, Inc.	525,000	28,124
Convenience Retail Asia Ltd.2	51,330,000	26,173
		10,250,799
Financials 8.91%
Zurich Insurance Group AG	3,501,959	1,116,626
CME Group Inc., Class A	5,104,489	913,193
Sampo Oyj, Class A	16,660,931	761,678
JPMorgan Chase & Co.	6,029,000	699,665
Principal Financial Group, Inc.	9,262,000	529,416
DBS Group Holdings Ltd.	25,258,092	524,624
Toronto-Dominion Bank (CAD denominated)	7,712,700	439,953
Royal Bank of Canada	5,300,000	422,394
HSBC Holdings PLC (GBP denominated)	19,832,364	172,521
HSBC Holdings PLC (HKD denominated)	15,070,642	130,059
SunTrust Banks, Inc.	3,430,700	224,642
PNC Financial Services Group, Inc.	1,577,968	216,071
Swedbank AB, Class A	12,990,207	210,710
Bank of China Ltd., Class H	364,339,400	173,698
BNP Paribas SA	3,237,900	172,321
Hong Kong Exchanges and Clearing Ltd.	4,962,390	172,059
American International Group, Inc.	3,480,000	165,544
Lloyds Banking Group PLC	195,540,700	159,544
Svenska Handelsbanken AB, Class A	13,842,969	151,079
Banco Santander, SA	29,732,168	150,448
Westpac Banking Corp.	7,627,485	147,921
UBS Group AG	9,898,000	132,741
Hang Seng Bank Ltd.	4,582,100	120,323
Intesa Sanpaolo SpA	43,137,112	113,070

Capital Income Builder — Page 1 of 30

unaudited

Common stocks (continued) Financials (continued)	Shares	Value (000)
Bank of Montreal	1,420,000	$112,163
China Construction Bank Corp., Class H	124,367,000	109,864
BOC Hong Kong (Holdings) Ltd.	24,375,000	109,061
Banca Mediolanum SpA	14,763,298	108,375
Standard Bank Group Ltd.	7,355,000	102,317
Oversea-Chinese Banking Corp. Ltd.	11,400,165	101,421
DWS Group GmbH & Co. KGaA, non-registered shares3	2,740,190	100,685
Marsh & McLennan Companies, Inc.	901,300	84,984
St. James’s Place PLC	5,146,541	75,265
ABN AMRO Group NV, depository receipts	2,882,755	67,802
Prudential PLC	2,642,000	59,774
Singapore Exchange Ltd.	9,600,000	52,090
Nasdaq, Inc.	542,500	50,019
Euronext NV	520,000	36,131
KBC Groep NV	376,500	27,879
Huntington Bancshares Inc.	1,995,785	27,781
MONETA Money Bank, AS, non-registered shares	7,813,482	25,025
B3 SA - Brasil, Bolsa, Balcao	1,387,900	12,194
Société Générale	224,035	7,091
		9,290,221
Health care 8.85%
AbbVie Inc.	32,779,600	2,602,372
Novartis AG	20,689,200	1,689,532
Amgen Inc.	7,325,680	1,313,641
GlaxoSmithKline PLC	49,217,600	1,009,804
Gilead Sciences, Inc.	11,992,380	779,984
AstraZeneca PLC	4,739,848	353,910
AstraZeneca PLC (ADR)	2,841,600	107,015
Abbott Laboratories	4,859,900	386,654
Pfizer Inc.	9,148,720	371,530
Merck & Co., Inc.	2,445,900	192,517
Johnson & Johnson	1,204,500	170,075
Eli Lilly and Co.	890,070	104,174
Roche Holding AG, nonvoting, non-registered shares	287,800	75,865
Koninklijke Philips NV	1,166,532	49,673
Alcon Inc.3	542,600	31,248
		9,237,994
Information technology 7.33%
Broadcom Inc.	6,422,700	2,044,988
Microsoft Corp.	12,498,440	1,632,296
Intel Corp.	24,485,450	1,249,737
Taiwan Semiconductor Manufacturing Co., Ltd.	90,212,800	756,128
QUALCOMM Inc.	4,816,130	414,813
Texas Instruments Inc.	1,759,600	207,334
Tokyo Electron Ltd.1	1,217,300	192,882
VTech Holdings Ltd.2	20,089,300	183,228
Vanguard International Semiconductor Corp.	81,482,089	180,626
Cisco Systems, Inc.	2,932,000	164,045
HP Inc.	6,510,140	129,877
Delta Electronics, Inc.	20,417,000	107,368
Micro Focus International PLC	3,725,941	94,151
Western Union Co.	4,712,000	91,601
NetApp, Inc.	858,100	62,513

Capital Income Builder — Page 2 of 30

unaudited

Common stocks (continued) Information technology (continued)	Shares	Value (000)
Samsung Electronics Co., Ltd., nonvoting preferred shares	1,909,610	$60,812
MediaTek Inc.	5,431,000	51,936
Accenture PLC, Class A	149,600	27,327
		7,651,662
Energy 6.97%
Royal Dutch Shell PLC, Class B	48,678,755	1,564,393
Royal Dutch Shell PLC, Class A (GBP denominated)	14,090,305	450,157
Royal Dutch Shell PLC, Class B (ADR)	1,444,300	93,721
Exxon Mobil Corp.	16,205,815	1,301,003
TOTAL SA	9,456,939	525,519
BP PLC	65,831,992	479,873
Enbridge Inc. (CAD denominated)	10,380,300	383,460
Enbridge Inc. (CAD denominated)4	2,290,341	84,607
Chevron Corp.	3,856,029	462,955
TransCanada Corp.	7,531,635	359,463
Occidental Petroleum Corp.	5,580,123	328,558
Williams Companies, Inc.	9,789,300	277,331
Helmerich & Payne, Inc.	3,774,845	220,904
Canadian Natural Resources, Ltd. (CAD denominated)	6,410,000	192,439
Inter Pipeline Ltd.	9,370,200	152,614
Schlumberger Ltd.	3,412,800	145,658
Suncor Energy Inc.	3,950,000	130,261
Equitrans Midstream Corp.	4,576,900	95,337
Kinder Morgan, Inc.	1,323,085	26,290
Tribune Resources, Inc.1,3	209,689	587
		7,275,130
Utilities 5.87%
E.ON SE	88,192,000	946,430
Dominion Energy, Inc.	11,573,308	901,213
American Electric Power Co., Inc.	6,447,000	551,541
SSE PLC	36,140,041	539,364
Iberdrola, SA, non-registered shares	52,752,409	479,135
ENGIE SA, bonus shares1	22,992,696	340,539
ENGIE SA	8,986,009	133,089
Naturgy Energy Group, SA	12,348,450	350,683
Duke Energy Corp.	3,173,000	289,124
National Grid PLC	23,957,545	261,203
Edison International	4,017,100	256,170
Enel SpA	39,439,208	249,441
Exelon Corp.	3,115,437	158,731
Glow Energy PCL, foreign registered	32,260,300	92,461
NiSource Inc.	3,278,518	91,077
CenterPoint Energy, Inc.	2,814,800	87,259
AES Corp.	4,556,300	78,004
REN - Redes Energéticas Nacionais, SGPS, SA, non-registered shares	24,355,192	69,658
SUEZ	3,479,000	48,873
EDP - Energias de Portugal, SA3	11,475,170	43,490
Infratil Ltd.	14,867,000	43,095
Ratch Group PCL, foreign registered	21,810,000	42,527
Red Eléctrica de Corporación, SA	1,499,968	31,098

Capital Income Builder — Page 3 of 30

unaudited

Common stocks (continued) Utilities (continued)	Shares	Value (000)
Sempra Energy	199,500	$25,526
Power Assets Holdings Ltd.	2,570,000	17,920
		6,127,651
Real estate 5.84%
Crown Castle International Corp. REIT	10,663,638	1,341,272
Link Real Estate Investment Trust REIT	65,373,896	762,507
Simon Property Group, Inc. REIT	3,250,000	564,525
Sun Hung Kai Properties Ltd.	24,293,000	419,293
Extra Space Storage Inc. REIT	4,038,000	418,700
American Tower Corp. REIT	1,990,287	388,703
Daito Trust Construction Co., Ltd.1	2,728,510	364,572
American Campus Communities, Inc. REIT	6,024,921	284,376
Digital Realty Trust, Inc. REIT	1,913,590	225,249
Iron Mountain Inc. REIT	6,278,603	203,929
Gaming and Leisure Properties, Inc. REIT	4,211,000	170,040
Unibail-Rodamco-Westfield, non-registered shares REIT	859,563	147,746
Lamar Advertising Co. REIT, Class A	1,591,278	131,551
Hospitality Properties Trust REIT	4,941,000	128,466
TAG Immobilien AG	5,321,373	119,608
CK Asset Holdings Ltd.	11,433,880	91,823
Nexity SA, Class A, non-registered shares	1,762,815	82,409
HCP, Inc. REIT	2,694,510	80,243
Longfor Group Holdings Ltd.	17,645,500	65,006
Public Storage REIT	279,000	61,709
Ventas, Inc. REIT	564,800	34,515
TLG Immobilien AG, non-registered shares	357,964	10,539
		6,096,781
Industrials 4.74%
Lockheed Martin Corp.	3,632,890	1,210,951
Aena SME, SA, non-registered shares	2,579,888	478,457
Vinci SA	4,724,780	477,044
Airbus SE, non-registered shares	3,274,589	447,638
Boeing Co.	989,300	373,649
United Parcel Service, Inc., Class B	2,695,000	286,263
Singapore Technologies Engineering Ltd.	73,375,000	213,635
BAE Systems PLC	19,522,249	125,758
BAE Systems PLC (ADR)	1,065,400	27,349
Stanley Black & Decker, Inc.	960,000	140,736
General Dynamics Corp.	709,000	126,713
Komatsu Ltd.1	4,625,845	119,550
BOC Aviation Ltd.	12,120,300	104,288
3M Co.	512,000	97,029
United Technologies Corp.	650,700	92,796
Air New Zealand Ltd.	48,089,781	86,240
RELX PLC	3,660,408	83,960
BTS Rail Mass Transit Growth Infrastructure Fund	200,000,000	77,056
ALD SA	4,942,514	72,620
Cía. de Distribución Integral Logista Holdings, SA, non-registered shares	2,770,000	65,679
ComfortDelGro Corp. Ltd.	29,558,700	58,461
CCR SA, ordinary nominative	18,292,000	54,534
Kühne + Nagel International AG	281,007	40,829
Transurban Group	3,367,786	31,908

Capital Income Builder — Page 4 of 30

unaudited

Common stocks (continued) Industrials (continued)	Shares	Value (000)
Safran SA	195,350	$28,462
Adecco Group AG	382,200	21,950
		4,943,555
Communication services 4.60%
Verizon Communications Inc.	20,907,359	1,195,692
Vodafone Group PLC	312,384,764	578,437
AT&T Inc.	16,102,810	498,543
BCE Inc. (CAD denominated)	10,469,000	468,397
Singapore Telecommunications Ltd.	121,696,867	283,640
Nippon Telegraph and Telephone Corp.1	6,817,600	282,951
Koninklijke KPN NV	77,536,827	237,937
HKT Trust and HKT Ltd., units	139,282,860	215,898
ITV PLC	81,248,760	144,779
1&1 Drillisch AG	3,425,000	127,691
Intouch Holdings PCL, foreign registered	59,500,000	110,893
Nintendo Co., Ltd.1	322,381	110,005
Euskaltel, SA, non-registered shares2	11,611,000	109,132
Nordic Entertainment Group AB, Class B3	3,599,272	91,714
Gannett Co., Inc.2	8,547,400	79,747
ProSiebenSat.1 Media SE	4,391,101	69,123
Modern Times Group MTG AB, Class B	3,599,272	46,539
TELUS Corp.	1,118,508	41,185
CenturyLink, Inc.	3,500,000	39,970
BT Group PLC	6,780,391	20,252
Zegona Communications PLC2	14,394,740	19,709
SES SA, Class A (FDR)	808,207	13,751
TalkTalk Telecom Group PLC	4,631,383	7,501
Cumulus Media Inc., Class A3	33,691	611
		4,794,097
Consumer discretionary 4.05%
Las Vegas Sands Corp.	14,717,100	986,782
McDonald’s Corp.	2,965,894	585,972
Sands China Ltd.	57,910,930	318,168
Target Corp.	4,000,000	309,680
Six Flags Entertainment Corp.2	5,487,000	291,305
Hasbro, Inc.	2,768,000	281,948
Greene King PLC2	24,691,512	206,387
Industria de Diseño Textil, SA	6,361,000	192,417
Midea Group Co., Ltd., Class A	20,674,943	160,813
InterContinental Hotels Group PLC	2,078,115	134,626
General Motors Co.	2,977,000	115,954
Royal Caribbean Cruises Ltd.	836,500	101,166
Dine Brands Global, Inc.2	1,095,551	97,132
Inchcape PLC	9,663,308	77,433
Toyota Motor Corp.1	1,003,000	62,185
Kering SA	90,649	53,581
Hyundai Motor Co.	430,900	51,089
BCA Marketplace PLC	15,524,700	41,744
Burberry Group PLC	1,556,800	40,946
LVMH Moët Hennessy-Louis Vuitton SE	98,460	38,547
AA PLC2	35,437,759	34,265

Capital Income Builder — Page 5 of 30

unaudited

Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Marston’s PLC	19,496,200	$25,804
Matahari Department Store Tbk PT	69,943,000	19,977
		4,227,921
Materials 2.12%
Rio Tinto PLC	11,333,000	659,848
BHP Group PLC	16,849,000	397,545
Nutrien Ltd.	7,009,297	379,764
BASF SE	1,707,600	138,836
Linde PLC	657,500	118,521
Air Products and Chemicals, Inc.	513,400	105,653
Amcor Ltd.	8,526,922	96,357
DowDuPont Inc.	2,053,100	78,942
Evonik Industries AG	2,554,187	76,088
Givaudan SA	23,002	59,573
Dow Inc.	684,366	38,824
Asahi Kasei Corp.1	3,614,800	37,104
Nexa Resources SA	1,844,859	21,843
		2,208,898
Total common stocks (cost: $60,342,374,000)		72,104,709
Preferred securities 0.01% Financials 0.01%
CoBank, ACB, Class E, noncumulative4	13,000	8,677
Total preferred securities (cost: $13,000,000)		8,677
Rights & warrants 0.00% Energy 0.00%
Tribune Resources, Inc., Class A, warrants, expire 20231,3,5	196,789	47
Tribune Resources, Inc., Class B, warrants, expire 20231,3,5	153,058	27
Tribune Resources, Inc., Class C, warrants, expire 20231,3,5	46,500	6
Total rights & warrants (cost: $28,000)		80
Convertible stocks 0.38% Utilities 0.25%
Sempra Energy, Series A, 6.00% convertible preferred 2021	1,573,600	168,202
Dominion Energy, Inc., Series A units, 6.75% convertible preferred 2019	1,253,360	62,956
American Electric Power Co., Inc. 6.125% convertible preferred 2022	648,900	33,730
		264,888
Real estate 0.13%
Crown Castle International Corp. REIT, Series A, 6.875% convertible preferred 2020	113,927	131,471
Total convertible stocks (cost: $373,866,000)		396,359

Capital Income Builder — Page 6 of 30

unaudited

Bonds, notes & other debt instruments 24.58% U.S. Treasury bonds & notes 15.63% U.S. Treasury 14.74%	Principal amount (000)	Value (000)
U.S. Treasury 3.125% 2019	$50,000	$50,016
U.S. Treasury 8.125% 2019	93,440	95,006
U.S. Treasury 1.375% 2020	69,577	68,622
U.S. Treasury 1.75% 2020	36,615	36,315
U.S. Treasury 2.50% 2020	1,751	1,754
U.S. Treasury 2.625% 2020	42,000	42,157
U.S. Treasury 8.50% 2020	76,000	79,690
U.S. Treasury 8.75% 2020	179,000	190,726
U.S. Treasury 8.75% 2020	165,000	178,403
U.S. Treasury 1.125% 2021	89,668	87,465
U.S. Treasury 1.75% 2021	75,161	74,234
U.S. Treasury 2.00% 2021	96,000	95,441
U.S. Treasury 2.25% 2021	42,570	42,563
U.S. Treasury 2.50% 2021	3,731	3,745
U.S. Treasury 3.125% 2021	75,000	76,274
U.S. Treasury 3.625% 2021	31,600	32,336
U.S. Treasury 8.00% 2021	337,500	384,973
U.S. Treasury 8.125% 2021	124,000	140,091
U.S. Treasury 1.625% 2022	11,000	10,782
U.S. Treasury 1.75% 2022	600,000	591,210
U.S. Treasury 1.875% 20226	806,000	797,376
U.S. Treasury 1.875% 2022	36,000	35,572
U.S. Treasury 2.00% 2022	41,100	40,759
U.S. Treasury 2.00% 2022	34,650	34,353
U.S. Treasury 2.125% 2022	234,000	233,010
U.S. Treasury 2.25% 2022	2,102	2,103
U.S. Treasury 2.50% 2022	5,220	5,254
U.S. Treasury 7.25% 2022	182,500	211,193
U.S. Treasury 7.625% 2022	39,700	46,911
U.S. Treasury 1.50% 2023	64,170	62,397
U.S. Treasury 1.50% 2023	47,500	46,156
U.S. Treasury 1.625% 2023	143,000	139,535
U.S. Treasury 1.625% 2023	87,700	85,524
U.S. Treasury 1.75% 2023	47,500	46,561
U.S. Treasury 2.125% 2023	116,269	115,519
U.S. Treasury 2.25% 2023	150,000	149,807
U.S. Treasury 2.375% 2023	125,000	125,531
U.S. Treasury 2.50% 2023	62,000	62,593
U.S. Treasury 2.50% 2023	56,750	57,266
U.S. Treasury 2.625% 2023	400,000	406,092
U.S. Treasury 2.625% 2023	68,000	68,916
U.S. Treasury 2.625% 2023	11,047	11,205
U.S. Treasury 2.75% 20236	356,521	363,455
U.S. Treasury 2.75% 2023	348,020	354,490
U.S. Treasury 2.875% 2023	302,000	309,595
U.S. Treasury 2.875% 2023	121,650	124,757
U.S. Treasury 6.25% 2023	350,000	406,616
U.S. Treasury 7.125% 2023	299,800	352,451
U.S. Treasury 2.00% 2024	850,000	838,176
U.S. Treasury 2.00% 2024	76,894	75,849
U.S. Treasury 2.125% 2024	893,500	885,262
U.S. Treasury 2.125% 2024	750,000	743,587
U.S. Treasury 2.125% 2024	220,000	218,401
U.S. Treasury 2.125% 2024	80,000	79,198

Capital Income Builder — Page 7 of 30

unaudited

Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 2.25% 2024	$214,620	$214,335
U.S. Treasury 2.25% 2024	141,375	141,176
U.S. Treasury 2.25% 2024	125,000	124,600
U.S. Treasury 2.25% 2024	55,000	54,801
U.S. Treasury 2.50% 2024	62,151	62,768
U.S. Treasury 7.50% 2024	331,274	419,735
U.S. Treasury 2.625% 2025	4,775	4,846
U.S. Treasury 2.75% 2025	150,000	153,395
U.S. Treasury 2.875% 2025	150,000	154,433
U.S. Treasury 2.875% 2025	100,000	102,967
U.S. Treasury 6.875% 2025	145,145	183,109
U.S. Treasury 7.625% 2025	250,000	320,947
U.S. Treasury 2.00% 2026	95,400	92,631
U.S. Treasury 6.00% 2026	206,000	252,286
U.S. Treasury 6.50% 2026	178,000	227,771
U.S. Treasury 6.75% 2026	35,000	45,090
U.S. Treasury 2.25% 2027	482,196	474,698
U.S. Treasury 2.25% 2027	125,000	122,890
U.S. Treasury 2.25% 2027	75	74
U.S. Treasury 2.375% 2027	50,000	49,754
U.S. Treasury 6.125% 2027	317,000	405,836
U.S. Treasury 6.375% 2027	85,000	109,876
U.S. Treasury 6.625% 2027	65,000	84,215
U.S. Treasury 2.75% 2028	100,000	102,161
U.S. Treasury 2.875% 2028	329,120	339,516
U.S. Treasury 2.875% 2028	1,886	1,945
U.S. Treasury 3.125% 2028	2,044	2,152
U.S. Treasury 5.25% 2028	89,000	109,687
U.S. Treasury 5.50% 2028	140,000	174,772
U.S. Treasury 2.625% 2029	89,947	90,890
U.S. Treasury 5.25% 20296	25,000	30,934
U.S. Treasury 6.125% 2029	30,000	39,800
U.S. Treasury 6.25% 20306	193,000	261,797
U.S. Treasury 3.00% 20476	179,092	181,524
U.S. Treasury 3.00% 2048	3,166	3,204
U.S. Treasury 3.125% 2048	27,778	28,798
U.S. Treasury 3.375% 2048	118,222	128,623
U.S. Treasury 3.00% 20496	255,785	259,105
		15,374,414
U.S. Treasury inflation-protected securities 0.89%
U.S. Treasury Inflation-Protected Security 0.625% 20237	53,419	53,860
U.S. Treasury Inflation-Protected Security 2.375% 20257	134,082	148,696
U.S. Treasury Inflation-Protected Security 2.00% 20267	56,412	62,060
U.S. Treasury Inflation-Protected Security 0.375% 20277	154,980	153,561
U.S. Treasury Inflation-Protected Security 0.375% 20277	82,657	81,797
U.S. Treasury Inflation-Protected Security 0.50% 20287	204,926	204,288
U.S. Treasury Inflation-Protected Security 0.75% 20287	76,631	78,260
U.S. Treasury Inflation-Protected Security 2.125% 20417	854	1,066
U.S. Treasury Inflation-Protected Security 0.75% 20426,7	52,626	50,906

Capital Income Builder — Page 8 of 30

unaudited

Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury inflation-protected securities (continued)	Principal amount (000)	Value (000)
U.S. Treasury Inflation-Protected Security 1.375% 20446,7	$79,788	$87,502
U.S. Treasury Inflation-Protected Security 0.875% 20476,7	9,816	9,631
		931,627
Total U.S. Treasury bonds & notes		16,306,041
Corporate bonds & notes 5.47% Health care 0.93%
Abbott Laboratories 2.90% 2021	15,030	15,100
Abbott Laboratories 3.40% 2023	3,702	3,789
Abbott Laboratories 3.75% 2026	8,756	9,114
Abbott Laboratories 4.90% 2046	3,830	4,391
AbbVie Inc. 2.50% 2020	19,135	19,076
AbbVie Inc. 2.30% 2021	1,995	1,976
AbbVie Inc. 2.90% 2022	10,000	9,973
AbbVie Inc. 2.85% 2023	1,530	1,515
AbbVie Inc. 4.45% 2046	16,202	15,066
AbbVie Inc. 4.875% 2048	10,767	10,695
Aetna Inc. 2.80% 2023	1,095	1,076
Allergan PLC 3.00% 2020	6,830	6,834
Allergan PLC 3.45% 2022	8,840	8,889
Allergan PLC 3.80% 2025	5,573	5,630
Allergan PLC 4.75% 2045	1,000	979
Anthem, Inc. 2.95% 2022	12,000	11,996
AstraZeneca PLC 3.375% 2025	5,000	5,061
AstraZeneca PLC 4.00% 2029	11,841	12,391
AstraZeneca PLC 4.375% 2048	2,776	2,857
Bayer US Finance II LLC 3.875% 20234	11,408	11,514
Bayer US Finance II LLC 4.375% 20284	54,171	54,415
Bayer US Finance II LLC 4.875% 20484	3,068	2,976
Becton, Dickinson and Co. 2.675% 2019	2,962	2,956
Becton, Dickinson and Co. 2.894% 2022	2,595	2,590
Becton, Dickinson and Co. 3.363% 2024	10,000	10,032
Becton, Dickinson and Co. 3.734% 2024	1,504	1,529
Becton, Dickinson and Co. 3.70% 2027	10,325	10,302
Boston Scientific Corp. 3.375% 2022	3,150	3,194
Boston Scientific Corp. 3.75% 2026	2,430	2,484
Boston Scientific Corp. 4.00% 2029	2,890	2,985
Boston Scientific Corp. 4.55% 2039	4,195	4,350
Cigna Corp. 3.75% 20234	1,669	1,700
Cigna Corp. 4.375% 20284	31,162	32,174
Cigna Corp. 4.80% 20384	1,450	1,466
Cigna Corp. 4.90% 20484	14,780	14,976
CVS Health Corp. 4.30% 2028	25,900	26,113
CVS Health Corp. 5.05% 2048	10,157	10,057
Eli Lilly and Co. 3.95% 2049	2,676	2,723
EMD Finance LLC 2.40% 20204	1,600	1,594
EMD Finance LLC 2.95% 20224	4,900	4,877
EMD Finance LLC 3.25% 20254	21,450	21,191
Endo International PLC 5.875% 20244	225	224
GlaxoSmithKline PLC 3.375% 2023	25,000	25,572
GlaxoSmithKline PLC 3.00% 2024	6,450	6,487
Johnson & Johnson 2.625% 2025	10,000	10,000
Johnson & Johnson 2.45% 2026	8,510	8,300

Capital Income Builder — Page 9 of 30

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Johnson & Johnson 2.90% 2028	$16,019	$15,904
Laboratory Corp. of America Holdings 4.70% 2045	6,900	6,735
Mallinckrodt PLC 5.625% 20234	3,000	2,355
MEDNAX, Inc. 6.25% 20274	6,500	6,646
Merck & Co., Inc. 3.40% 2029	5,000	5,099
Merck & Co., Inc. 4.00% 2049	5,407	5,553
Molina Healthcare, Inc. 4.875% 20254	5,600	5,593
Pfizer Inc. 3.20% 2023	15,500	15,811
Pfizer Inc. 3.45% 2029	3,464	3,525
Pfizer Inc. 7.20% 2039	196	283
Pfizer Inc. 4.00% 2049	5,482	5,580
Shire PLC 2.40% 2021	1,640	1,621
Shire PLC 2.875% 2023	9,310	9,194
Shire PLC 3.20% 2026	59,069	57,591
Takeda Pharmaceutical Co., Ltd. 3.80% 20204	12,910	13,094
Takeda Pharmaceutical Co., Ltd. 4.40% 20234	2,595	2,730
Takeda Pharmaceutical Co., Ltd. 5.00% 20284	51,979	56,910
Teva Pharmaceutical Finance Co. BV 2.20% 2021	36,510	35,095
Teva Pharmaceutical Finance Co. BV 2.80% 2023	19,620	17,861
Teva Pharmaceutical Finance Co. BV 6.00% 2024	40,687	41,425
Teva Pharmaceutical Finance Co. BV 3.15% 2026	164,050	137,747
Teva Pharmaceutical Finance Co. BV 6.75% 2028	10,925	11,263
Teva Pharmaceutical Finance Co. BV 4.10% 2046	23,790	16,931
UnitedHealth Group Inc. 2.70% 2020	3,230	3,230
UnitedHealth Group Inc. 2.125% 2021	2,000	1,984
UnitedHealth Group Inc. 3.50% 2024	3,485	3,586
UnitedHealth Group Inc. 3.75% 2025	4,090	4,256
UnitedHealth Group Inc. 4.45% 2048	3,156	3,348
Valeant Pharmaceuticals International, Inc. 6.50% 20224	4,713	4,884
Valeant Pharmaceuticals International, Inc. 5.50% 20234	38,085	38,371
Valeant Pharmaceuticals International, Inc. 5.875% 20234	1,615	1,633
Valeant Pharmaceuticals International, Inc. 6.125% 20254	1,110	1,127
WellPoint, Inc. 2.25% 2019	2,000	1,997
Zimmer Holdings, Inc. 3.15% 2022	4,800	4,823
		966,974
Energy 0.86%
Anadarko Petroleum Corp. 4.85% 2021	829	856
Anadarko Petroleum Corp. 6.20% 2040	790	976
Anadarko Petroleum Corp. 6.60% 2046	2,215	2,994
Andeavor Logistics LP 3.50% 2022	5,000	5,060
APT Pipelines Ltd. 4.20% 20254	2,220	2,281
Ascent Resources Marcellus Holdings, Inc., Term Loan B, (3-month USD-LIBOR + 6.50%) 8.984% 20238,9	250	251
Baker Hughes, a GE Co. 3.337% 2027	2,500	2,452
Baker Hughes, a GE Co. 4.08% 2047	835	784
BP Capital Markets PLC 3.79% 2024	15,250	15,831
BP Capital Markets PLC 3.52% 2026	9,500	9,685
BP Capital Markets PLC 4.234% 2028	10,745	11,500
Canadian Natural Resources Ltd. 2.95% 2023	13,365	13,270
Canadian Natural Resources Ltd. 3.80% 2024	1,975	2,012
Canadian Natural Resources Ltd. 3.85% 2027	14,500	14,665
Canadian Natural Resources Ltd. 4.95% 2047	3,580	3,912
Cenovus Energy Inc. 3.80% 2023	6,120	6,157
Cenovus Energy Inc. 5.25% 2037	2,646	2,697

Capital Income Builder — Page 10 of 30

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Cenovus Energy Inc. 5.40% 2047	$28,473	$29,924
Chevron Corp. 1.561% 2019	3,700	3,698
Chevron Corp. 2.10% 2021	7,325	7,263
Chevron Corp. 2.498% 2022	10,540	10,509
Concho Resources Inc. 4.30% 2028	6,295	6,572
Concho Resources Inc. 4.85% 2048	10,491	11,086
Diamond Offshore Drilling, Inc. 4.875% 2043	12,185	7,890
Ecopetrol SA 5.875% 2023	1,790	1,955
Ecopetrol SA 5.875% 2045	715	743
Enbridge Energy Partners, LP 5.20% 2020	650	663
Enbridge Energy Partners, LP 5.875% 2025	30,860	34,995
Enbridge Energy Partners, LP 5.50% 2040	3,500	3,929
Enbridge Energy Partners, LP 7.375% 2045	37,443	52,297
Enbridge Inc. 2.90% 2022	1,083	1,081
Enbridge Inc. 4.00% 2023	14,895	15,436
Enbridge Inc. 3.50% 2024	2,400	2,426
Enbridge Inc. 3.70% 2027	3,835	3,862
Energy Transfer Partners, LP 4.00% 2027	1,325	1,318
Energy Transfer Partners, LP 4.20% 2027	9,400	9,461
Energy Transfer Partners, LP 6.125% 2045	2,295	2,516
Energy Transfer Partners, LP 5.30% 2047	11,078	11,022
Energy Transfer Partners, LP 5.40% 2047	10,286	10,371
Energy Transfer Partners, LP 6.00% 2048	11,146	12,129
Energy Transfer Partners, LP 6.25% (undated) (3-month USD-LIBOR + 4.028% on 2/15/2023)10	7,500	7,150
Energy Transfer Partners, LP 6.25% 2049	1,600	1,803
Energy Transfer Partners, LP 6.625% 2049 (3-month USD-LIBOR + 4.155% on 2/15/2028)10	5,220	4,968
EnLink Midstream Partners, LP 5.45% 2047	2,410	2,139
Ensco PLC 5.20% 2025	4,265	3,447
Ensco PLC 5.75% 2044	1,750	1,159
EQT Corp. 3.90% 2027	3,020	2,851
Equinor ASA 3.625% 2028	13,165	13,578
Exxon Mobil Corp. 2.222% 2021	7,750	7,725
Husky Energy Inc. 7.25% 2019	4,500	4,618
Jonah Energy LLC 7.25% 20254	2,500	1,506
Kinder Morgan Energy Partners, LP 5.00% 2043	8,020	8,120
Kinder Morgan Energy Partners, LP 5.50% 2044	1,600	1,714
Kinder Morgan, Inc. 3.15% 2023	1,190	1,193
Kinder Morgan, Inc. 4.30% 2025	75,495	79,139
Kinder Morgan, Inc. 4.30% 2028	31,330	32,500
Kinder Morgan, Inc. 5.55% 2045	41,290	45,104
Kinder Morgan, Inc. 5.05% 2046	2,500	2,578
Kinder Morgan, Inc. 5.20% 2048	2,000	2,115
Marathon Oil Corp. 4.40% 2027	3,375	3,494
MPLX LP 4.125% 2027	2,445	2,474
MPLX LP 4.00% 2028	6,080	6,093
MPLX LP 5.20% 2047	505	521
Murphy Oil Corp. 5.75% 2025	5,140	5,286
Neptune Energy Group Holdings Ltd. 6.625% 20254	2,455	2,486
NGPL PipeCo LLC 7.768% 20374	2,000	2,465
Noble Corp. PLC 7.95% 202510	1,785	1,580
Noble Corp. PLC 8.95% 204510	3,010	2,468
Noble Energy, Inc. 3.85% 2028	1,220	1,217
Noble Energy, Inc. 4.95% 2047	5,256	5,406
NuStar Logistics, LP 5.625% 2027	555	557

Capital Income Builder — Page 11 of 30

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Pemex Project Funding Master Trust, Series 13, 6.625% 2035	$10,000	$9,722
Petrobras Global Finance Co. 5.999% 2028	2,535	2,600
Petrobras Global Finance Co. 5.75% 2029	4,120	4,141
Petrobras Global Finance Co. 7.25% 2044	300	318
Petrobras Global Finance Co. 6.85% 2115	1,035	1,015
Petróleos Mexicanos 4.50% 2026	2,600	2,439
Petróleos Mexicanos 6.875% 2026	34,020	35,497
Petróleos Mexicanos 6.50% 2027	2,470	2,508
Petróleos Mexicanos 5.35% 2028	1,530	1,436
Petróleos Mexicanos 6.50% 2029	4,810	4,815
Petróleos Mexicanos 6.75% 2047	1,190	1,099
Petróleos Mexicanos 6.35% 2048	9,242	8,225
Phillips 66 4.30% 2022	11,525	12,014
Phillips 66 Partners LP 3.605% 2025	540	544
Phillips 66 Partners LP 3.55% 2026	2,600	2,560
Phillips 66 Partners LP 3.75% 2028	670	664
Phillips 66 Partners LP 4.68% 2045	160	157
Phillips 66 Partners LP 4.90% 2046	735	745
Pioneer Natural Resources Co. 3.45% 2021	685	692
QEP Resources, Inc. 5.25% 2023	5,130	5,015
QEP Resources, Inc. 5.625% 2026	350	329
QGOG Constellation SA 9.50% 2024 (5.26% PIK)4,11,12	503	205
Sabine Pass Liquefaction, LLC 5.625% 2025	6,450	7,077
Sabine Pass Liquefaction, LLC 5.00% 2027	4,575	4,868
Sabine Pass Liquefaction, LLC 4.20% 2028	1,275	1,290
Saudi Arabian Oil Co. 3.50% 20294	2,565	2,525
Saudi Arabian Oil Co. 4.375% 20494	705	689
Schlumberger BV 3.75% 20244	2,500	2,556
Schlumberger BV 4.00% 20254	18,684	19,247
Schlumberger BV 4.30% 20294	5,000	5,167
Shell International Finance BV 1.75% 2021	10,865	10,648
Shell International Finance BV 3.50% 2023	8,250	8,509
Shell International Finance BV 3.875% 2028	11,755	12,429
Targa Resources Partners LP 6.875% 20294	6,240	6,755
TC PipeLines, LP 4.375% 2025	1,984	2,035
Tesoro Logistics LP 6.25% 2022	520	536
Total Capital International 3.455% 2029	5,100	5,216
TransCanada Corp. 5.875% 2076 (3-month USD-LIBOR + 4.64% on 8/15/2026)10	61,650	63,217
TransCanada Corp., junior subordinated, (3-month USD-LIBOR + 2.21%) 4.894% 20679	8,000	6,654
TransCanada PipeLines Ltd. 4.25% 2028	15,775	16,447
TransCanada PipeLines Ltd. 4.875% 2048	7,500	7,893
TransCanada PipeLines Ltd. 5.10% 2049	5,000	5,402
Transportadora de Gas Peru SA 4.25% 20284	1,090	1,116
Valero Energy Partners LP 4.375% 2026	1,735	1,807
Western Gas Partners LP 3.95% 2025	1,520	1,544
Western Gas Partners LP 4.65% 2026	3,105	3,243
Williams Partners LP 4.125% 2020	5,000	5,080
		892,673
Financials 0.83%
ACE Capital Trust II 9.70% 2030	7,210	9,956
ACE INA Holdings Inc. 2.30% 2020	815	811
ACE INA Holdings Inc. 2.875% 2022	2,910	2,933
ACE INA Holdings Inc. 3.35% 2026	2,905	2,959

Capital Income Builder — Page 12 of 30

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
ACE INA Holdings Inc. 4.35% 2045	$3,230	$3,524
American International Group, Inc. 4.20% 2028	14,815	15,199
American International Group, Inc. 4.75% 2048	5,000	5,079
Australia & New Zealand Banking Group Ltd. 2.625% 2022	15,000	14,931
Bank of America Corp. 2.816% 2023 (3-month USD-LIBOR + 0.93% on 7/21/2022)10	3,025	3,005
Bank of America Corp. 3.55% 2024 (3-month USD-LIBOR + 0.78% on 3/5/2023)10	32,527	33,061
Bank of America Corp. 3.593% 2028 (3-month USD-LIBOR + 1.37% on 7/21/2027)10	7,145	7,130
Bank of America Corp. 4.271% 2029 (3-month USD-LIBOR + 1.31% on 7/23/2028)10	19,670	20,530
Bank of America Corp. 3.974% 2030	7,596	7,767
Barclays Bank PLC 5.14% 2020	15,525	15,960
Barclays Bank PLC 4.972% 2029 (3-month USD-LIBOR + 1.902% on 5/16/2028)10	7,500	7,858
Barclays Bank PLC 4.95% 2047	7,750	7,929
BB&T Corp. 2.45% 2020	7,800	7,787
Berkshire Hathaway Finance Corp. 4.20% 2048	20,800	21,585
Berkshire Hathaway Inc. 2.20% 2021	2,500	2,490
BNP Paribas 3.50% 20234	25,000	25,259
Carlyle Investment Management (1-month USD-LIBOR + 2.00%) 4.601% 20191,4,5,9	796	796
Citigroup Inc. 8.50% 2019	12,656	12,697
Citigroup Inc. 4.044% 2024 (3-month USD-LIBOR + 1.023% on 6/1/2023)10	4,300	4,443
Citigroup Inc. 3.20% 2026	5,330	5,235
Citigroup Inc. 3.98% 2030 (3-month USD-LIBOR + 1.023% on 3/20/2029)10	9,000	9,166
Credit Suisse Group AG 2.997% 2023 (3-month USD-LIBOR + 1.20% on 12/14/2022)4,10	5,000	4,941
Credit Suisse Group AG 3.80% 2023	12,050	12,324
Credit Suisse Group AG 4.207% 2024 (3-month USD-LIBOR + 1.24% on 6/12/2023)4,10	15,000	15,459
Credit Suisse Group AG 4.282% 20284	3,303	3,380
Danske Bank AS 3.875% 20234	9,250	9,177
Discover Financial Services 10.25% 2019	4,334	4,396
FS Energy and Power Fund 7.50% 20234	2,980	3,085
Goldman Sachs Group, Inc. 5.75% 2022	7,500	8,048
Goldman Sachs Group, Inc. 2.905% 2023 (3-month USD-LIBOR + 0.99% on 7/24/2022)10	13,500	13,389
Goldman Sachs Group, Inc. 4.229% 20239	1,465	1,502
Goldman Sachs Group, Inc. 3.814% 2029 (3-month USD-LIBOR + 1.158% on 4/23/2028)10	20,575	20,451
Goldman Sachs Group, Inc. 4.223% 2029 (3-month USD-LIBOR + 1.301% on 5/1/2028)10	14,732	15,076
Groupe BPCE SA 2.75% 20234	22,675	22,457
HSBC Holdings PLC 3.803% 202510	12,500	12,733
HSBC Holdings PLC 4.583% 2029 (3-month USD-LIBOR + 1.535% on 6/19/2028)10	23,500	24,902
Intesa Sanpaolo SpA 3.375% 20234	4,100	4,032
Intesa Sanpaolo SpA 5.017% 20244	9,100	8,788
JPMorgan Chase & Co. 4.625% 2021	5,000	5,182
JPMorgan Chase & Co. 3.559% 2024 (3-month USD-LIBOR + 0.73% on 4/23/2023)10	25,275	25,697
JPMorgan Chase & Co. 3.797% 2024 (3-month USD-LIBOR + 0.89% on 7/23/2023)10	12,500	12,834
JPMorgan Chase & Co. 3.509% 2029 (3-month USD-LIBOR + 0.945% on 1/23/2028)10	17,650	17,501
JPMorgan Chase & Co. 4.203% 2029 (3-month USD-LIBOR + 1.26% on 7/23/2028)10	3,473	3,627
JPMorgan Chase & Co. 4.452% 2029 (3-month USD-LIBOR + 1.33% on 12/5/2028)10	5,750	6,129
JPMorgan Chase & Co. 3.702% 2030 (3-month USD-LIBOR + 1.160% on 5/6/2029)10	23,178	23,271
JPMorgan Chase & Co., Series I, junior subordinated, 6.053% (undated)	35,506	35,754
Lloyds Banking Group PLC 4.05% 2023	4,000	4,101
Lloyds Banking Group PLC 3.90% 2024	2,000	2,040
Lloyds Banking Group PLC 4.45% 2025	10,475	10,911
Lloyds Banking Group PLC 4.375% 2028	5,375	5,568
Marsh & McLennan Companies, Inc. 4.375% 2029	8,544	9,141
Marsh & McLennan Companies, Inc. 4.90% 2049	2,730	3,025

Capital Income Builder — Page 13 of 30

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Metlife, Inc. 3.60% 2025	$2,870	$2,980
Metropolitan Life Global Funding I 2.00% 20204	1,075	1,068
Metropolitan Life Global Funding I 2.50% 20204	2,000	1,995
Metropolitan Life Global Funding I 3.375% 20224	4,950	5,030
Metropolitan Life Global Funding I 3.45% 20264	1,210	1,236
Morgan Stanley 2.50% 2021	15,000	14,925
Morgan Stanley 3.125% 2023	25,000	25,115
Morgan Stanley 3.737% 2024 (3-month USD-LIBOR + 0.847% on 4/24/2023)10	22,150	22,629
Morgan Stanley 3.772% 2029 (3-month USD-LIBOR + 1.14% on 1/24/2028)10	1,487	1,502
Morgan Stanley 4.431% 2030 (3-month USD-LIBOR + 1.628% on 1/23/2029)10	5,000	5,290
Navient Corp. 6.75% 2026	10,210	10,313
New York Life Global Funding 1.95% 20204	2,000	1,984
New York Life Global Funding 1.95% 20204	1,095	1,089
New York Life Global Funding 1.70% 20214	10,000	9,790
PNC Financial Services Group, Inc. 3.50% 2024	6,400	6,561
Prudential Financial, Inc. 5.70% 2048 (3-month USD-LIBOR + 2.665% on 9/15/2028)10	7,500	7,782
Prudential Financial, Inc. 4.35% 2050	4,435	4,667
Royal Bank of Canada 2.80% 2022	10,425	10,438
Swiss Re Finance (Luxembourg) SA 5.00% 2049 (UST Yield Curve Rate T Note Constant Maturity 5-year + 3.582% on 4/2/2029)4,10	6,400	6,615
Synchrony Financial 4.375% 2024	3,640	3,722
Travelers Companies, Inc. 4.00% 2047	1,315	1,343
Travelers Companies, Inc. 4.05% 2048	2,753	2,837
UniCredit SpA 3.75% 20224	11,970	11,979
UniCredit SpA 5.861% 20324,10	1,900	1,778
US Bancorp 3.15% 2027	4,000	4,014
Wells Fargo & Co. 2.10% 2021	15,000	14,779
Wells Fargo & Co. 2.625% 2022	14,025	13,914
Wells Fargo & Co. 4.15% 2029	2,430	2,529
Wells Fargo & Co., Series K, junior subordinated, 6.381% (undated)	71,606	72,054
		866,969
Consumer staples 0.60%
Altria Group, Inc. 9.25% 2019	3,834	3,898
Altria Group, Inc. 2.625% 2020	4,340	4,332
Altria Group, Inc. 4.75% 2021	1,500	1,556
Altria Group, Inc. 2.95% 2023	3,800	3,776
Altria Group, Inc. 4.00% 2024	3,000	3,088
Altria Group, Inc. 2.625% 2026	1,375	1,277
Altria Group, Inc. 4.40% 2026	18,395	19,039
Altria Group, Inc. 4.80% 2029	16,105	16,717
Altria Group, Inc. 5.80% 2039	5,500	5,909
Altria Group, Inc. 5.95% 2049	27,574	29,952
Anheuser-Busch Co./InBev Worldwide 4.90% 20464	15,010	15,244
Anheuser-Busch InBev NV 6.875% 2019	16,000	16,353
Anheuser-Busch InBev NV 4.75% 2029	12,932	13,847
Anheuser-Busch InBev NV 4.60% 2048	2,958	2,886
Anheuser-Busch InBev NV 5.55% 2049	14,500	16,122
British American Tobacco PLC 3.222% 2024	2,500	2,448
British American Tobacco PLC 3.557% 2027	49,225	46,926
British American Tobacco PLC 4.39% 2037	1,300	1,183
British American Tobacco PLC 4.54% 2047	10,965	9,772
Conagra Brands, Inc. 4.60% 2025	6,790	7,177
Conagra Brands, Inc. 5.40% 2048	7,050	7,351

Capital Income Builder — Page 14 of 30

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Constellation Brands, Inc. 2.25% 2020	$10,000	$9,914
Constellation Brands, Inc. 2.65% 2022	2,615	2,588
Constellation Brands, Inc. 2.70% 2022	415	413
Constellation Brands, Inc. 3.50% 2027	10,775	10,595
Constellation Brands, Inc. 4.50% 2047	445	434
Costco Wholesale Corp. 2.15% 2021	2,500	2,485
Costco Wholesale Corp. 2.75% 2024	1,500	1,505
General Mills, Inc. (3-month USD-LIBOR + 0.54%) 3.141% 20219	11,975	11,997
General Mills, Inc. 3.20% 2021	2,840	2,863
Keurig Dr Pepper Inc. 3.551% 20214	4,675	4,730
Keurig Dr Pepper Inc. 4.057% 20234	20,270	20,898
Keurig Dr Pepper Inc. 4.597% 20284	18,037	18,923
Keurig Dr Pepper Inc. 5.085% 20484	18,667	19,240
Molson Coors Brewing Co. 1.45% 2019	625	623
Molson Coors Brewing Co. 2.25% 2020	735	731
Molson Coors Brewing Co. 2.10% 2021	2,920	2,870
Molson Coors Brewing Co. 3.00% 2026	7,640	7,342
Molson Coors Brewing Co. 4.20% 2046	480	432
Nestle Holdings, Inc. 3.35% 20234	14,000	14,356
Philip Morris International Inc. 2.00% 2020	4,175	4,153
Philip Morris International Inc. 2.375% 2022	5,595	5,522
Philip Morris International Inc. 2.50% 2022	5,000	4,947
Philip Morris International Inc. 2.625% 2022	6,125	6,117
Philip Morris International Inc. 2.125% 2023	2,500	2,430
Philip Morris International Inc. 3.375% 2029	10,000	9,882
Philip Morris International Inc. 4.25% 2044	9,500	9,353
Reckitt Benckiser Group PLC 2.375% 20224	2,870	2,825
Reckitt Benckiser Treasury Services PLC 2.75% 20244	2,215	2,172
Reynolds American Inc. 3.25% 2020	3,675	3,690
Reynolds American Inc. 4.00% 2022	4,500	4,607
Reynolds American Inc. 4.45% 2025	15,045	15,534
Reynolds American Inc. 5.85% 2045	9,362	9,710
Wal-Mart Stores, Inc. 2.85% 2024	31,900	32,061
Wal-Mart Stores, Inc. 3.55% 2025	80,000	83,107
Wal-Mart Stores, Inc. 3.05% 2026	12,870	13,016
Wal-Mart Stores, Inc. 3.25% 2029	7,500	7,585
WM. Wrigley Jr. Co. 2.90% 20194	2,000	2,001
WM. Wrigley Jr. Co. 3.375% 20204	43,185	43,624
		624,128
Utilities 0.53%
Ameren Corp. 4.50% 2049	4,625	5,147
American Electric Power Co., Inc. 4.30% 2028	8,250	8,775
Atlantic City Electric Co. 4.00% 2028	1,970	2,087
Centerpoint Energy, Inc. 2.50% 2022	6,000	5,899
CenterPoint Energy, Inc. 3.85% 2024	19,500	20,005
CMS Energy Corp. 5.05% 2022	5,460	5,768
CMS Energy Corp. 3.00% 2026	849	827
CMS Energy Corp. 4.875% 2044	1,275	1,402
Commonwealth Edison Co. 2.95% 2027	7,450	7,319
Consumers Energy Co. 4.05% 2048	11,425	11,914
Dominion Resources, Inc. 2.00% 2021	6,570	6,454
DTE Electric Co. 3.95% 2049	6,435	6,569
DTE Energy Co. 3.70% 2023	48,125	49,482

Capital Income Builder — Page 15 of 30

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Duke Energy Corp. 3.95% 2023	$985	$1,024
Duke Energy Corp. 3.75% 2024	2,490	2,570
Duke Energy Progress, LLC 3.70% 2028	5,900	6,146
Edison International 2.40% 2022	1,800	1,712
Emera Inc. 6.75% 2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)10	20,554	22,149
Emera US Finance LP 2.70% 2021	2,885	2,867
Enel Finance International SA 3.625% 20274	15,300	14,735
Enel Finance International SA 4.875% 20294	15,269	15,949
Entergy Arkansas, LLC 4.20% 2049	2,000	2,085
Entergy Corp. 4.00% 2022	4,435	4,573
Entergy Corp. 2.95% 2026	7,750	7,479
Entergy Louisiana, LLC 4.20% 2048	7,950	8,255
Eversource Energy 2.375% 2022	1,410	1,395
Eversource Energy 2.75% 2022	528	529
Eversource Energy 2.80% 2023	1,870	1,864
Eversource Energy 3.80% 2023	15,000	15,530
Eversource Energy 4.25% 2029	10,980	11,756
Exelon Corp. 3.497% 202210	12,000	12,177
Exelon Corp. 3.95% 2025	635	661
Exelon Corp. 3.40% 2026	1,570	1,576
Exelon Corp. 4.45% 2046	10,115	10,508
FirstEnergy Corp. 3.90% 2027	41,635	42,177
FirstEnergy Corp. 3.50% 20284	8,725	8,567
FirstEnergy Corp., Series B, 4.25% 2023	12,000	12,499
IPALCO Enterprises, Inc. 3.70% 2024	2,000	2,024
Jersey Central Power & Light Co. 4.30% 20264	1,935	2,014
Mississippi Power Co. 4.25% 2042	20,782	20,221
National Rural Utilities Cooperative Finance Corp. 2.95% 2024	750	756
National Rural Utilities Cooperative Finance Corp. 3.25% 2025	715	728
National Rural Utilities Cooperative Finance Corp. 3.05% 2027	2,500	2,456
NextEra Energy Capital Holdings, Inc. 3.15% 2024	2,520	2,531
NextEra Energy, Inc. 3.25% 2026	5,700	5,700
NextEra Energy, Inc. 3.50% 2029	1,520	1,520
Pacific Gas and Electric Co. 3.25% 2023	16,490	15,542
Pacific Gas and Electric Co. 3.85% 2023	3,437	3,265
Pacific Gas and Electric Co. 4.25% 20234,11	2,757	2,671
Pacific Gas and Electric Co. 3.40% 202411	3,665	3,445
Pacific Gas and Electric Co. 4.75% 202411	1,457	1,381
Pacific Gas and Electric Co. 3.50% 2025	1,285	1,208
Pacific Gas and Electric Co. 2.95% 202611	10,066	9,110
Pacific Gas and Electric Co. 3.30% 202711	1,749	1,600
Pacific Gas and Electric Co. 3.30% 2027	738	673
Pacific Gas and Electric Co. 4.65% 20284,11	2,500	2,431
Pacific Gas and Electric Co. 3.75% 204211	430	370
Pacific Gas and Electric Co. 4.00% 2046	3,500	3,054
Pennsylvania Electric Co. 3.25% 20284	6,000	5,821
Progress Energy, Inc. 7.00% 2031	4,000	5,245
Progress Energy, Inc. 7.75% 2031	2,500	3,423
Public Service Co. of Colorado 3.80% 2047	685	682
Public Service Enterprise Group Inc. 2.00% 2021	8,500	8,328
Puget Energy, Inc. 6.50% 2020	2,058	2,168
Puget Energy, Inc. 5.625% 2022	6,525	6,962
Puget Energy, Inc. 3.65% 2025	8,500	8,491
SCANA Corp. 4.75% 2021	3,781	3,867

Capital Income Builder — Page 16 of 30

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
SCANA Corp. 4.125% 2022	$8,757	$8,878
South Carolina Electric & Gas Co. 4.25% 2028	4,400	4,726
South Carolina Electric & Gas Co. 5.45% 2041	1,221	1,459
Southern California Edison Co. 1.845% 2022	6,611	6,409
Southern California Edison Co. 4.20% 2029	16,650	17,176
Southern California Edison Co., 4.05% 2042	3,333	3,106
Southern California Edison Co. 4.65% 2043	3,333	3,367
Southern California Edison Co. 4.00% 2047	6,667	6,224
Southern California Edison Co. 4.125% 2048	6,667	6,323
Southern California Edison Co. 4.875% 2049	3,830	4,077
Southwestern Public Service Co. 3.70% 2047	2,730	2,610
Tampa Electric Co. 2.60% 2022	1,200	1,189
Teco Finance, Inc. 5.15% 2020	5,775	5,887
Virginia Electric and Power Co. 3.45% 2024	1,860	1,905
Virginia Electric and Power Co., Series B, 3.45% 2022	1,330	1,356
Virginia Electric and Power Co., Series B, 3.80% 2047	925	895
Xcel Energy Inc. 4.70% 2020	18	18
Xcel Energy Inc. 3.30% 2025	5,850	5,898
Xcel Energy Inc. 6.50% 2036	3,000	3,816
		553,437
Communication services 0.50%
América Móvil, SAB de CV 6.45% 2022	MXN45,000	2,188
América Móvil, SAB de CV 8.46% 2036	147,200	6,834
AT&T Inc. (3-month USD-LIBOR + 1.18%) 3.777% 20249	$7,655	7,693
AT&T Inc. 4.35% 2029	7,200	7,450
AT&T Inc. 4.85% 2039	7,942	8,138
AT&T Inc. 4.35% 2045	5,080	4,802
CCO Holdings LLC and CCO Holdings Capital Corp. 3.579% 2020	3,150	3,173
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2024	2,500	2,607
CCO Holdings LLC and CCO Holdings Capital Corp. 5.50% 20264	3,275	3,388
CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 20274	43,385	44,144
CCO Holdings LLC and CCO Holdings Capital Corp. 3.75% 2028	2,800	2,722
CCO Holdings LLC and CCO Holdings Capital Corp. 4.20% 2028	3,945	3,943
CCO Holdings LLC and CCO Holdings Capital Corp. 5.00% 20284	6,075	6,083
CCO Holdings LLC and CCO Holdings Capital Corp. 5.375% 2047	3,070	3,079
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2048	25,973	27,447
CenturyLink, Inc. 7.50% 2024	20,283	21,842
CenturyLink, Inc., Series T, 5.80% 2022	5,725	5,912
Comcast Corp. 3.70% 2024	9,345	9,677
Comcast Corp. 3.95% 2025	8,130	8,517
Comcast Corp. 2.35% 2027	3,220	3,017
Comcast Corp. 3.15% 2028	10,015	9,841
Comcast Corp. 4.15% 2028	4,230	4,484
Comcast Corp. 4.75% 2044	3,500	3,814
Comcast Corp. 4.00% 2047	2,600	2,541
Comcast Corp. 4.00% 2048	6,303	6,169
Comcast Corp. 4.70% 2048	1,950	2,125
Cumulus Media New Holdings Inc., Term Loan, (3-month USD-LIBOR + 4.50%) 6.99% 20228,9	1,457	1,445
Deutsche Telekom International Finance BV 2.485% 20234	8,175	7,971
Deutsche Telekom International Finance BV 4.375% 20284	11,086	11,681
Fox Corp. 4.03% 20244	6,720	6,991
Fox Corp. 5.576% 20494	10,280	11,693
Frontier Communications Corp. 6.25% 2021	600	478

Capital Income Builder — Page 17 of 30

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Communication services (continued)	Principal amount (000)	Value (000)
Frontier Communications Corp. 10.50% 2022	$5,250	$3,859
Frontier Communications Corp. 11.00% 2025	4,800	3,132
Inmarsat PLC 6.50% 20244	3,619	3,818
NBCUniversal Enterprise, Inc. 5.25% 20494	3,815	3,928
Netflix, Inc. 5.375% 20294	5,150	5,227
SoftBank Group Corp. 3.36% 20234	6,250	6,250
Sprint Corp. 6.90% 2019	17,200	17,200
Sprint Corp. 11.50% 2021	124,685	144,011
Sprint Corp. 7.875% 2023	15,225	15,872
Time Warner Cable Inc. 5.00% 2020	10,000	10,143
Time Warner Inc. 3.80% 2027	4,535	4,566
T-Mobile US, Inc. 6.375% 2025	3,600	3,752
T-Mobile US, Inc. 6.50% 2026	10,650	11,419
Univision Communications Inc. 6.75% 20224	1,039	1,065
Univision Communications Inc. 5.125% 20234	10,805	10,481
Verizon Communications Inc. 4.50% 2033	10,000	10,742
Vodafone Group PLC 4.375% 2028	10,000	10,300
Vodafone Group PLC 5.25% 2048	8,017	8,239
		525,893
Consumer discretionary 0.50%
Adient US LLC 7.00% 20264	785	806
Amazon.com, Inc. 2.80% 2024	91,000	91,218
Amazon.com, Inc. 3.875% 2037	5,114	5,269
Amazon.com, Inc. 4.05% 2047	6,900	7,212
Bayerische Motoren Werke AG 1.45% 20194	10,210	10,165
Bayerische Motoren Werke AG 3.15% 20244	13,375	13,424
Cedar Fair, LP 5.375% 2027	2,500	2,563
DaimlerChrysler North America Holding Corp. 2.70% 20204	1,500	1,497
DaimlerChrysler North America Holding Corp. 3.00% 20214	2,500	2,506
DaimlerChrysler North America Holding Corp. 3.65% 20244	19,750	20,220
DaimlerChrysler North America Holding Corp. 3.30% 20254	6,750	6,742
Ford Motor Credit Co. 2.597% 2019	810	809
General Motors Co. 4.35% 2025	11,555	11,796
General Motors Co. 5.20% 2045	3,920	3,697
General Motors Co. 5.40% 2048	10,000	9,717
General Motors Co. 5.95% 2049	7,850	8,120
General Motors Financial Co. 3.70% 2020	15,890	16,040
General Motors Financial Co. 4.375% 2021	1,000	1,025
General Motors Financial Co. 3.45% 2022	20,390	20,470
General Motors Financial Co. 4.30% 2025	10,000	10,145
Hyundai Capital America 3.10% 20224	26,390	26,175
International Game Technology 6.25% 20274	5,000	5,266
Lennar Corp. 8.375% 2021	5,000	5,450
Limited Brands, Inc. 5.25% 2028	2,500	2,238
Lowe’s Companies, Inc. 4.05% 2047	4	4
Lowe’s Companies, Inc. 4.55% 2049	5,440	5,528
McDonald’s Corp. 2.625% 2022	1,035	1,034
McDonald’s Corp. 3.70% 2026	7,015	7,227
McDonald’s Corp. 4.875% 2045	2,100	2,276
McDonald’s Corp. 4.45% 2047	6,000	6,126
McGraw-Hill Global Education Holdings, LLC, Term Loan B, (3-month USD-LIBOR + 4.00%) 6.483% 20228,9	3,481	3,348
MGM Resorts International 5.75% 2025	3,750	3,984
MGM Resorts International 5.50% 2027	4,185	4,326

Capital Income Builder — Page 18 of 30

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Morongo Band of Mission Indians 7.00% 20394	$5,000	$5,353
Netflix, Inc. 5.875% 2028	19,950	21,097
NIKE, Inc. 3.875% 2045	7,145	7,252
Nissan Motor Co., Ltd. 2.60% 20224	29,255	28,640
Petsmart, Inc. 7.125% 20234	7,100	6,319
Petsmart, Inc. 5.875% 20254	5,645	5,144
S.A.C.I. Falabella 3.75% 20274	4,560	4,418
Sally Holdings LLC and Sally Capital Inc. 5.625% 2025	5,700	5,700
Sands China Ltd. 4.60% 2023	11,279	11,666
Sands China Ltd. 5.40% 2028	25,500	27,045
Starbucks Corp. 3.10% 2023	28,233	28,537
Starbucks Corp. 4.30% 2045	875	854
Starbucks Corp. 4.50% 2048	10,829	11,032
Volkswagen Group of America Finance, LLC 2.40% 20204	4,070	4,048
Volkswagen Group of America Finance, LLC 4.00% 20214	6,765	6,912
Volkswagen Group of America Finance, LLC 4.25% 20234	11,930	12,341
Volkswagen Group of America Finance, LLC 4.75% 20284	13,825	14,387
William Carter Co. 5.625% 20274	990	1,027
Wynn Las Vegas, LLC and Wynn Capital Corp. 5.25% 20274	7,820	7,654
		525,849
Materials 0.22%
ArcelorMittal 4.55% 2026	10,000	10,371
Ball Corp. 4.375% 2020	1,225	1,248
CF Industries, Inc. 5.375% 2044	3,500	3,216
Chemours Co. 5.375% 2027	5,700	5,714
Consolidated Energy Finance SA 6.50% 20264	3,060	3,137
Dow Chemical Co. 5.55% 20484	2,500	2,847
DowDuPont Inc. 4.725% 2028	10,629	11,599
DowDuPont Inc. 5.419% 2048	3,750	4,340
Ecolab Inc. 4.35% 2021	1,224	1,274
First Quantum Minerals Ltd. 7.00% 20214	4,072	4,156
First Quantum Minerals Ltd. 7.25% 20224	87,125	88,432
Freeport-McMoRan Inc. 5.45% 2043	2,275	2,065
Glencore Funding LLC 4.125% 20244	15,655	15,885
LYB International Finance BV 4.875% 2044	500	500
LyondellBasell Industries NV 6.00% 2021	1,350	1,439
Mineral Resources Ltd. 8.125% 20274	2,775	2,855
Mosaic Co. 4.25% 2023	1,700	1,771
Nova Chemicals Corp. 5.25% 20274	7,755	7,648
Nutrien Ltd. 5.875% 2036	350	396
Olin Corp. 5.125% 2027	2,445	2,491
Olin Corp. 5.00% 2030	1,850	1,838
Owens-Illinois, Inc. 5.00% 20224	2,400	2,466
Owens-Illinois, Inc. 6.375% 20254	5,000	5,338
Praxair, Inc. 3.00% 2021	2,500	2,526
Praxair, Inc. 2.20% 2022	1,000	987
S.P.C.M. SA 4.875% 20254	9,999	9,799
Sherwin-Williams Co. 2.75% 2022	6,415	6,376
Sherwin-Williams Co. 3.45% 2027	12,183	12,060
Sherwin-Williams Co. 4.50% 2047	3,055	3,038
Summit Materials, Inc. 6.50% 20274	3,785	3,922
Westlake Chemical Corp. 5.00% 2046	1,985	1,958

Capital Income Builder — Page 19 of 30

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Materials (continued)	Principal amount (000)	Value (000)
Westlake Chemical Corp. 4.375% 2047	$415	$377
Yara International ASA 7.875% 20194	2,225	2,236
		224,305
Industrials 0.18%
3M Co. 2.25% 2023	3,500	3,445
3M Co. 3.25% 2024	6,000	6,173
3M Co. 2.25% 2026	8,625	8,268
Airbus Group SE 2.70% 20234	4,445	4,419
Allison Transmission Holdings, Inc. 5.875% 20294	4,430	4,568
American Airlines, Inc. 5.50% 20194	2,000	2,020
American Airlines, Inc., Series 2013-2, Class A, 4.95% 2024	255	265
ARAMARK Corp. 5.00% 20284	2,000	2,041
Avolon Holdings Funding Ltd. 3.95% 20244	9,395	9,349
Avolon Holdings Funding Ltd. 4.375% 20264	6,285	6,256
BNSF Funding Trust I 6.613% 2055 (3-month USD-LIBOR + 2.35% on 1/15/2026)10	6,700	7,247
Boeing Co. 3.10% 2026	13,015	12,978
Boeing Co. 3.20% 2029	2,540	2,513
Boeing Co. 3.60% 2034	5,000	4,985
Boeing Co. 3.90% 2049	11,689	11,490
Camelot Finance SA, Term Loan, (3-month USD-LIBOR + 3.25%) 5.733% 20238,9	1,910	1,910
Continental Airlines, Inc., Series 2000-2, Class A1, 7.707% 20221	1,589	1,653
Continental Airlines, Inc., Series 2000-1, Class A1, 8.048% 20221	3,753	3,808
CSX Corp. 4.25% 2029	1,755	1,872
CSX Corp. 4.50% 2049	6,729	7,080
ERAC USA Finance Co. 2.70% 20234	15,250	14,959
GE Capital International Funding Co. 4.418% 2035	5,380	5,024
General Electric Capital Corp. 2.342% 2020	5,984	5,923
Harris Corp. 2.70% 2020	1,530	1,528
Harris Corp. 3.832% 2025	410	423
NXP BV and NXP Funding LLC 4.125% 20204	1,500	1,521
NXP BV and NXP Funding LLC 4.125% 20214	1,250	1,276
Roper Technologies, Inc. 2.80% 2021	690	689
Thomson Reuters Corp. 4.30% 2023	1,245	1,301
Thomson Reuters Corp. 5.65% 2043	1,190	1,274
Union Pacific Corp. 3.70% 2029	6,065	6,224
Union Pacific Corp. 4.30% 2049	5,794	5,972
United Parcel Service, Inc. 4.25% 2049	3,200	3,297
United Rentals, Inc. 5.875% 2026	7,500	7,856
United Technologies Corp. 2.30% 2022	1,185	1,166
United Technologies Corp. 3.125% 2027	12,375	12,188
United Technologies Corp. 4.125% 2028	7,125	7,432
Westinghouse Air Brake Technologies Corp. 4.40% 202410	6,100	6,275
		186,668
Information technology 0.17%
Apple Inc. 1.55% 2021	12,130	11,880
Apple Inc. 2.90% 2027	15,625	15,383
Apple Inc. 3.20% 2027	2,875	2,898
Broadcom Inc. 4.75% 20294	52,559	52,325
Broadcom Ltd. 3.00% 2022	21,750	21,634
Broadcom Ltd. 3.625% 2024	6,875	6,830
Broadcom Ltd. 3.875% 2027	35,131	33,625
Broadcom Ltd. 3.50% 2028	12,031	11,100

Capital Income Builder — Page 20 of 30

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Information technology (continued)	Principal amount (000)	Value (000)
CommScope Finance LLC 5.50% 20244	$2,835	$2,964
Microsoft Corp. 1.55% 2021	1,625	1,592
Microsoft Corp. 2.875% 2024	5,150	5,202
Microsoft Corp. 3.125% 2025	3,250	3,319
Microsoft Corp. 3.30% 2027	2,460	2,524
Microsoft Corp. 3.70% 2046	900	901
QUALCOMM Inc. 4.30% 2047	5,907	5,989
		178,166
Real estate 0.15%
Alexandria Real Estate Equities, Inc. 3.90% 2023	2,400	2,484
Alexandria Real Estate Equities, Inc. 3.80% 2026	1,780	1,820
Alexandria Real Estate Equities, Inc. 4.30% 2026	1,400	1,463
Alexandria Real Estate Equities, Inc. 3.95% 2028	1,845	1,879
Alexandria Real Estate Equities, Inc. 4.50% 2029	605	640
American Campus Communities, Inc. 3.35% 2020	2,200	2,210
American Campus Communities, Inc. 3.75% 2023	10,190	10,343
American Campus Communities, Inc. 4.125% 2024	7,000	7,186
American Campus Communities, Inc. 3.625% 2027	3,595	3,533
Brookfield Property REIT Inc. 5.75% 20264	2,690	2,747
Essex Portfolio LP 3.625% 2022	410	418
Essex Portfolio LP 3.25% 2023	7,845	7,853
Essex Portfolio LP 3.875% 2024	2,335	2,394
Gaming and Leisure Properties, Inc. 5.375% 2026	3,479	3,683
Gaming and Leisure Properties, Inc. 5.75% 2028	3,700	3,987
Hospitality Properties Trust 5.00% 2022	1,000	1,040
Hospitality Properties Trust 4.50% 2023	11,490	11,698
Hospitality Properties Trust 4.50% 2025	1,965	1,991
Hospitality Properties Trust 3.95% 2028	4,150	3,871
Iron Mountain Inc. 4.875% 20274	740	721
Iron Mountain Inc. 5.25% 20284	8,010	7,930
iStar Inc. 4.625% 2020	3,200	3,240
Kimco Realty Corp. 3.40% 2022	2,470	2,498
Kimco Realty Corp. 3.125% 2023	3,175	3,166
Kimco Realty Corp. 3.30% 2025	5,000	4,997
Scentre Group 2.375% 20194	3,950	3,939
Scentre Group 2.375% 20214	4,220	4,169
Scentre Group 3.25% 20254	1,705	1,675
Scentre Group 3.50% 20254	9,000	9,004
WEA Finance LLC 2.70% 20194	9,415	9,412
WEA Finance LLC 3.25% 20204	24,620	24,760
WEA Finance LLC 3.75% 20244	7,500	7,687
Westfield Corp. Ltd. 3.15% 20224	2,720	2,736
		157,174
Total corporate bonds & notes		5,702,236
Mortgage-backed obligations 3.06%
Arroyo Mortgage Trust, Series 2018-1, Class A1, 3.763% 20484,9,13	20,586	20,869
Banc of America Mortgage Securities Inc., Series 2004-B, Class 1A1, 4.997% 20349,13	16	15
Bear Stearns ARM Trust, Series 2003-8, Class IIIA, 4.205% 20349,13	346	319
CS First Boston Mortgage Securities Corp., Series 2002-30, Class IA1, 7.50% 203213	199	225
CS First Boston Mortgage Securities Corp., Series 2002-34, Class IA1, 7.50% 203213	108	121
CS First Boston Mortgage Securities Corp., Series 2003-21, Class VA1, 6.50% 203313	161	171

Capital Income Builder — Page 21 of 30

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 6.50% 203713	$138	$144
Fannie Mae 7.00% 203713	210	233
Fannie Mae 7.50% 203713	305	339
Fannie Mae 7.00% 204713	58	64
Fannie Mae 4.00% 204913,14	85,175	87,410
Fannie Mae 4.50% 204913,14	30,722	31,970
Fannie Mae Pool #745393 4.50% 202013	9	9
Fannie Mae Pool #MA0629 3.50% 202113	35	36
Fannie Mae Pool #MA0740 3.50% 202113	19	19
Fannie Mae Pool #936484 6.00% 202113	198	203
Fannie Mae Pool #AU9376 3.50% 202313	61	62
Fannie Mae Pool #AS2923 3.50% 202413	710	725
Fannie Mae Pool #MA1732 3.50% 202413	21	21
Fannie Mae Pool #MA1972 3.50% 202413	20	20
Fannie Mae Pool #AA8755 4.50% 202413	3,039	3,130
Fannie Mae Pool #AA8211 4.50% 202413	707	727
Fannie Mae Pool #930337 6.00% 202413	9	10
Fannie Mae Pool #AE7758 3.50% 202513	1,851	1,891
Fannie Mae Pool #AE8103 3.50% 202513	1,096	1,120
Fannie Mae Pool #AH0969 3.50% 202513	971	992
Fannie Mae Pool #AA4742 3.50% 202513	515	526
Fannie Mae Pool #AE5487 3.50% 202513	220	225
Fannie Mae Pool #AE8099 3.50% 202513	69	71
Fannie Mae Pool #MA2200 3.50% 202513	49	50
Fannie Mae Pool #AE6963 3.50% 202513	45	46
Fannie Mae Pool #AH0827 3.50% 202513	24	24
Fannie Mae Pool #AL1168 3.50% 202613	866	887
Fannie Mae Pool #AH4543 3.50% 202613	706	721
Fannie Mae Pool #AH3551 3.50% 202613	703	718
Fannie Mae Pool #AI5106 3.50% 202613	665	680
Fannie Mae Pool #AB4036 3.50% 202613	614	628
Fannie Mae Pool #AL9541 3.50% 202613	554	566
Fannie Mae Pool #AI4548 3.50% 202613	432	442
Fannie Mae Pool #AH2886 3.50% 202613	53	54
Fannie Mae Pool #AJ2314 3.50% 202613	46	47
Fannie Mae Pool #AV1675 3.50% 202613	30	31
Fannie Mae Pool #MA0669 3.50% 202613	30	31
Fannie Mae Pool #AH5279 3.50% 202613	28	29
Fannie Mae Pool #AJ0009 3.50% 202613	26	27
Fannie Mae Pool #AJ9806 3.50% 202613	23	23
Fannie Mae Pool #AJ5222 3.50% 202613	10	10
Fannie Mae Pool #AL4188 3.50% 202713	939	961
Fannie Mae Pool #890836 3.50% 202713	457	469
Fannie Mae Pool #MA3262 3.50% 202713	332	339
Fannie Mae Pool #AK3493 3.50% 202713	327	335
Fannie Mae Pool #AK2941 3.50% 202713	326	333
Fannie Mae Pool #AL1465 3.50% 202713	149	152
Fannie Mae Pool #MA2940 3.50% 202713	65	66
Fannie Mae Pool #MA3014 3.50% 202713	54	55
Fannie Mae Pool #AK0706 3.50% 202713	35	36
Fannie Mae Pool #AK2805 3.50% 202713	34	35
Fannie Mae Pool #MA3041 3.50% 202713	21	22
Fannie Mae Pool #MA3486 3.50% 202813	640	655
Fannie Mae Pool #AL7568 3.50% 202813	269	276
Fannie Mae Pool #MA3251 3.50% 202813	31	32

Capital Income Builder — Page 22 of 30

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #AL5742 3.50% 202913	$2,847	$2,913
Fannie Mae Pool #AX9959 3.50% 202913	741	757
Fannie Mae Pool #AL7429 3.50% 202913	13	13
Fannie Mae Pool #BA2999 3.50% 203013	724	741
Fannie Mae Pool #AL8841 3.50% 203113	906	926
Fannie Mae Pool #MA3462 3.50% 203313	4,937	5,044
Fannie Mae Pool #MA3489 3.50% 203313	2,522	2,577
Fannie Mae Pool #MA3364 3.50% 203313	291	298
Fannie Mae Pool #CA1299 3.50% 203313	243	249
Fannie Mae Pool #MA3340 3.50% 203313	202	206
Fannie Mae Pool #MA3517 3.50% 203313	119	122
Fannie Mae Pool #683351 5.50% 203313	197	214
Fannie Mae Pool #BN4840 3.50% 203413	6,614	6,757
Fannie Mae Pool #BN6414 3.50% 203413	4,200	4,291
Fannie Mae Pool #BN4259 3.50% 203413	680	695
Fannie Mae Pool #BJ7668 3.50% 203413	527	538
Fannie Mae Pool #902164 6.00% 203613	2,878	3,174
Fannie Mae Pool #903076 6.00% 203613	2,511	2,807
Fannie Mae Pool #887695 6.00% 203613	2,097	2,346
Fannie Mae Pool #902503 6.00% 203613	1,443	1,600
Fannie Mae Pool #894308 6.00% 203613	623	693
Fannie Mae Pool #AD0249 5.50% 203713	243	265
Fannie Mae Pool #256960 6.50% 203713	856	970
Fannie Mae Pool #256845 6.50% 203713	139	159
Fannie Mae Pool #963269 5.50% 203813	1,872	2,045
Fannie Mae Pool #963454 5.50% 203813	1,722	1,877
Fannie Mae Pool #963796 5.50% 203813	757	827
Fannie Mae Pool #963341 5.50% 203813	451	492
Fannie Mae Pool #970772 5.50% 203813	190	204
Fannie Mae Pool #929964 6.00% 203813	1,124	1,258
Fannie Mae Pool #257137 7.00% 203813	43	49
Fannie Mae Pool #AE0392 5.50% 203913	156	169
Fannie Mae Pool #AE8073 4.00% 204013	495	515
Fannie Mae Pool #AL0152 6.00% 204013	7,682	8,599
Fannie Mae Pool #AB4050 4.00% 204113	860	896
Fannie Mae Pool #AJ4189 4.00% 204113	522	544
Fannie Mae Pool #AJ4154 4.00% 204113	487	508
Fannie Mae Pool #AJ0257 4.00% 204113	224	233
Fannie Mae Pool #AL1571 5.00% 204113	7,884	8,479
Fannie Mae Pool #AL0913 6.00% 204113	5,434	6,082
Fannie Mae Pool #AO6721 4.00% 204213	20,154	20,993
Fannie Mae Pool #AJ9165 4.00% 204213	12,102	12,605
Fannie Mae Pool #AL2745 4.00% 204213	4,132	4,306
Fannie Mae Pool #890445 4.00% 204213	2,965	3,088
Fannie Mae Pool #AO1820 4.00% 204213	1,951	2,032
Fannie Mae Pool #890407 4.00% 204213	1,367	1,423
Fannie Mae Pool #AS0831 4.50% 204313	2,977	3,111
Fannie Mae Pool #AX2782 4.00% 204413	10,117	10,512
Fannie Mae Pool #AW4026 4.00% 204413	6,380	6,629
Fannie Mae Pool #AW4156 4.00% 204413	6,000	6,235
Fannie Mae Pool #AY1313 4.00% 204513	13,910	14,454
Fannie Mae Pool #BC4764 3.00% 204613	33,453	33,127
Fannie Mae Pool #AL8522 3.50% 204613	2,270	2,313
Fannie Mae Pool #AS7759 4.00% 204613	39,801	41,358
Fannie Mae Pool #AS7939 4.00% 204613	26,291	27,319

Capital Income Builder — Page 23 of 30

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #AS6840 4.00% 204613	$19,849	$20,626
Fannie Mae Pool #AS7760 4.00% 204613	18,541	19,236
Fannie Mae Pool #AS7598 4.00% 204613	17,265	17,940
Fannie Mae Pool #BC4712 4.00% 204613	14,116	14,620
Fannie Mae Pool #BC4801 4.00% 204613	10,768	11,152
Fannie Mae Pool #BC8719 4.00% 204613	6,184	6,426
Fannie Mae Pool #AL9190 4.00% 204613	6,156	6,376
Fannie Mae Pool #BD1967 4.00% 204613	4,581	4,761
Fannie Mae Pool #BC8720 4.00% 204613	4,595	4,759
Fannie Mae Pool #BD5477 4.00% 204613	171	176
Fannie Mae Pool #MA2691 4.50% 204613	3,779	3,963
Fannie Mae Pool #MA3149 4.00% 204713	125,837	129,822
Fannie Mae Pool #MA3183 4.00% 204713	43,212	44,581
Fannie Mae Pool #MA3058 4.00% 204713	28,537	29,441
Fannie Mae Pool #AS9313 4.00% 204713	24,187	25,133
Fannie Mae Pool #BJ1668 4.00% 204713	17,007	17,572
Fannie Mae Pool #BH2491 4.00% 204713	11,542	11,953
Fannie Mae Pool #BE3229 4.00% 204713	8,821	9,136
Fannie Mae Pool #MA3211 4.00% 204713	2,796	2,884
Fannie Mae Pool #AS9454 4.00% 204713	180	186
Fannie Mae Pool #BD7165 4.00% 204713	143	147
Fannie Mae Pool #MA2907 4.00% 204713	127	131
Fannie Mae Pool #CA0243 4.50% 204713	79,104	82,729
Fannie Mae Pool #CA0623 4.50% 204713	62,394	65,250
Fannie Mae Pool #BM4187 4.50% 204713	47,582	50,075
Fannie Mae Pool #MA3276 3.50% 204813	6,260	6,330
Fannie Mae Pool #MA3467 4.00% 204813	21,557	22,181
Fannie Mae Pool #MA3384 4.00% 204813	16,345	16,824
Fannie Mae Pool #BK0920 4.00% 204813	466	479
Fannie Mae Pool #MA3443 4.00% 204813	126	130
Fannie Mae Pool #MA3357 4.00% 204813	28	28
Fannie Mae Pool #CA2204 4.50% 204813	72,653	75,939
Fannie Mae Pool #CA1952 4.50% 204813	70,726	73,911
Fannie Mae Pool #BJ2751 4.50% 204813	62,671	65,515
Fannie Mae Pool #BK4872 4.50% 204813	17,508	18,301
Fannie Mae Pool #MA3496 4.50% 204813	10,103	10,556
Fannie Mae Pool #BN4047 4.50% 204813	2,135	2,228
Fannie Mae Pool #MA3637 3.50% 204913	60	61
Fannie Mae Pool #CA3084 4.00% 204913	91,937	94,473
Fannie Mae Pool #MA3563 4.00% 204913	72	74
Fannie Mae Pool #MA3639 4.50% 204913	12,415	12,941
Fannie Mae Pool #CA3228 4.50% 204913	1,408	1,470
Fannie Mae, Series 2006-78, Class CG, 4.50% 202113	—15	—15
Fannie Mae, Series 2001-25, Class ZA, 6.50% 203113	443	471
Fannie Mae, Series 2006-65, Class PF, (1-month USD-LIBOR + 0.28%) 2.757% 20369,13	1,224	1,221
Fannie Mae, Series 2001-50, Class BA, 7.00% 204113	58	65
Fannie Mae, Series 2002-W3, Class A5, 7.50% 204113	59	68
Fannie Mae, Series 2017-M7, Class A2, Multi Family, 2.961% 20279,13	2,890	2,897
Fannie Mae, Series 2006-32, Class OA, principal only, 0% 203613	1,322	1,133
Fannie Mae, Series 2006-51, Class PO, principal only, 0% 203613	867	768
Fannie Mae, Series 2006-96, Class OP, principal only, 0% 203613	286	250
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 203613	165	142
Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 20691,4,13	16,890	17,143
Flagstar Mortgage Trust, Series 2018-3INV, Class A3, 4.00% 20484,9,13	27,350	27,731
Freddie Mac 5.50% 202313	451	466

Capital Income Builder — Page 24 of 30

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac 3.50% 202413	$241	$247
Freddie Mac 3.50% 202513	33	34
Freddie Mac 3.50% 202613	1,298	1,329
Freddie Mac 3.50% 202613	944	968
Freddie Mac 3.50% 203313	1,621	1,658
Freddie Mac 3.50% 203313	296	303
Freddie Mac 3.50% 203413	29,451	30,136
Freddie Mac 3.50% 203413	17,716	18,118
Freddie Mac 3.50% 203413	1,166	1,193
Freddie Mac 3.50% 203413	574	587
Freddie Mac 5.00% 203813	1,154	1,240
Freddie Mac 5.50% 203813	2,049	2,246
Freddie Mac 5.00% 203913	8,585	9,247
Freddie Mac 4.00% 204013	1,360	1,411
Freddie Mac 6.00% 204013	81	90
Freddie Mac 4.50% 204113	14,200	15,110
Freddie Mac 4.50% 204113	511	543
Freddie Mac 5.00% 204113	312	336
Freddie Mac 5.50% 204113	3,852	4,214
Freddie Mac 4.00% 204213	12,499	12,953
Freddie Mac 4.50% 204313	1,757	1,851
Freddie Mac 3.316% 20459,13	3,488	3,525
Freddie Mac 3.50% 204513	33,719	34,450
Freddie Mac 3.50% 204613	395	395
Freddie Mac 4.00% 204613	27,672	28,688
Freddie Mac 4.00% 204613	14,561	15,095
Freddie Mac 4.00% 204613	14,456	14,986
Freddie Mac 4.00% 204613	3,628	3,761
Freddie Mac 3.50% 204713	96,431	97,647
Freddie Mac 3.50% 204713	22,862	23,153
Freddie Mac 3.50% 204713	10,252	10,377
Freddie Mac 3.50% 204713	6,988	7,073
Freddie Mac 4.00% 204713	88,432	91,150
Freddie Mac 4.50% 204713	1,877	1,966
Freddie Mac 4.50% 204713	1,064	1,114
Freddie Mac 6.50% 204713	330	353
Freddie Mac 3.50% 204813	2,786	2,820
Freddie Mac 4.00% 204813	13,964	14,386
Freddie Mac 4.50% 204813	76,970	80,422
Freddie Mac 4.50% 204813	14,453	15,068
Freddie Mac 4.00% 204913	9,765	10,050
Freddie Mac Pool #G18730 3.50% 203413	7,041	7,205
Freddie Mac Pool #G08876 3.50% 204913	70,000	70,724
Freddie Mac Pool #G08865 3.50% 204913	21,006	21,241
Freddie Mac, Series 2890, Class KT, 4.50% 201913	3	3
Freddie Mac, Series 2642, Class BL, 3.50% 202313	59	59
Freddie Mac, Series 2122, Class QM, 6.25% 202913	1,205	1,288
Freddie Mac, Series K716, Class A2, Multi Family, 3.13% 202113	8,590	8,678
Freddie Mac, Series K023, Class A2, Multi Family, 2.307% 202213	18,009	17,895
Freddie Mac, Series K020, Class A2, Multi Family, 2.373% 202213	10,110	10,073
Freddie Mac, Series K021, Class A2, Multi Family, 2.396% 202213	41,420	41,285
Freddie Mac, Series K024, Class A2, Multi Family, 2.573% 202213	5,965	5,976
Freddie Mac, Series K718, Class A2, Multi Family, 2.791% 202213	11,565	11,632
Freddie Mac, Series KS01, Class A2, Multi Family, 2.522% 202313	3,717	3,715
Freddie Mac, Series K030, Class A2, Multi Family, 3.25% 202313	9,380	9,615

Capital Income Builder — Page 25 of 30

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac, Series K036, Class A2, Multi Family, 3.527% 202313	$10,000	$10,367
Freddie Mac, Series K043, Class A2, Multi Family, 3.062% 202413	28,910	29,443
Freddie Mac, Series K044, Class A2, Multi Family, 2.811% 202513	41,090	41,299
Freddie Mac, Series K050, Class A2, Multi Family, 3.334% 202513	15,000	15,504
Freddie Mac, Series K055, Class A2, Multi Family, 2.673% 202613	3,500	3,478
Freddie Mac, Series K066, Class A2, Multi Family, 3.117% 202713	4,360	4,429
Freddie Mac, Series K069, Class A2, Multi Family, 3.187% 20279,13	14,250	14,545
Freddie Mac, Series K067, Class A2, Multi Family, 3.194% 202713	4,810	4,912
Freddie Mac, Series K064, Class A2, Multi Family, 3.224% 20279,13	4,390	4,495
Freddie Mac, Series K068, Class A2, Multi Family, 3.244% 202713	2,350	2,408
Freddie Mac, Series K070, Class A2, Multi Family, 3.303% 20279,13	6,990	7,189
Freddie Mac, Series 3135, Class OP, principal only, 0% 202613	437	408
Freddie Mac, Series 3136, Class OP, principal only, 0% 203613	1,552	1,372
Freddie Mac, Series 3155, Class FO, principal only, 0% 203613	865	741
Freddie Mac, Series 3147, Class OD, principal only, 0% 203613	584	513
Freddie Mac, Series 3149, Class MO, principal only, 0% 203613	443	406
Freddie Mac, Series 3149, Class AO, principal only, 0% 203613	368	329
Freddie Mac, Series 3117, Class OG, principal only, 0% 203613	230	209
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 2.50% 205613	18,986	18,941
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 205613	18,058	17,829
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 2.75% 20579,13	9,434	9,369
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 205713	14,714	14,709
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 205713	5,837	5,853
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class M45T, 4.50% 20571,13	38,662	40,378
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 202813	1,356	1,383
Government National Mortgage Assn. 4.50% 203713	1,364	1,430
Government National Mortgage Assn. 6.00% 203913	1,981	2,149
Government National Mortgage Assn. 6.50% 203913	273	299
Government National Mortgage Assn. 3.50% 204013	238	244
Government National Mortgage Assn. 5.00% 204013	2,107	2,205
Government National Mortgage Assn. 5.50% 204013	2,714	2,893
Government National Mortgage Assn. 4.50% 204113	2,313	2,407
Government National Mortgage Assn. 5.00% 204113	2,664	2,783
Government National Mortgage Assn. 6.50% 204113	1,346	1,493
Government National Mortgage Assn. 4.50% 204513	35,909	37,754
Government National Mortgage Assn. 4.50% 204513	4,792	5,037
Government National Mortgage Assn. 4.50% 204513	3,356	3,510
Government National Mortgage Assn. 3.50% 204813	23,306	23,718
Government National Mortgage Assn. 4.50% 204813	80,433	83,703
Government National Mortgage Assn. 5.00% 204813	252,957	264,751
Government National Mortgage Assn. 5.00% 204813	26,418	27,682
Government National Mortgage Assn. 5.00% 204813	1,067	1,116
Government National Mortgage Assn. 3.50% 204913,14	36,387	36,969
Government National Mortgage Assn. 5.00% 204913	47,655	49,985
Government National Mortgage Assn. 5.00% 204913	2,541	2,659
Government National Mortgage Assn. Pool #MA5816 3.50% 204913	4,047	4,117
Government National Mortgage Assn. Pool #MA5878 5.00% 204913	50,616	53,091
Government National Mortgage Assn. Pool #773426 4.244% 206113	208	209
Government National Mortgage Assn. Pool #756728 4.469% 206213	1,233	1,237
Government National Mortgage Assn. Pool #766524 4.578% 206213	907	911
Government National Mortgage Assn. Pool #795485 4.742% 206213	498	504
Government National Mortgage Assn. Pool #AG8117 5.046% 206413	68	68
Government National Mortgage Assn. Pool #AG8193 5.054% 206413	54	55
Government National Mortgage Assn. Pool #AG8207 5.069% 206413	50	51
Government National Mortgage Assn. Pool #AG8088 5.067% 206413	50	51

Capital Income Builder — Page 26 of 30

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. Pool #AG8244 5.063% 206513	$48	$48
Government National Mortgage Assn., Series 2005-7, Class AO, principal only, 0% 203513	1,180	1,034
Government National Mortgage Assn., Series 2007-8, Class LO, principal only, 0% 203713	870	791
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class D, 4.307% 20469,13	342	304
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class AM, 5.372% 204713	4	4
Morgan Stanley Capital I Trust, Series 2011-C1, Class A4, 5.033% 20474,9,13	90	92
Nationstar HECM Loan Trust, Series 2017-2A, Class A1, 2.0383% 20274,9,13	3,313	3,314
Nationstar HECM Loan Trust, Series 2017-2A, Class M1, 2.815% 20274,9,13	6,210	6,203
Sequoia Mortgage Trust, Series 2018-CH1, Class A1, 4.00% 20484,9,13	8,648	8,842
Starwood Mortgage Residential Trust, Series 2018-IMC1, Class A1, 3.793% 20484,9,13	14,982	15,162
Towd Point Mortgage Trust, Series 2017-5, Class A1, 3.077% 20574,9,13	8,252	8,219
Uniform Mortgage-Backed Security 3.50% 203413,14	6,626	6,762
Uniform Mortgage-Backed Security 4.50% 204913,14	54,782	56,973
		3,194,975
Bonds & notes of governments & government agencies outside the U.S. 0.19%
Honduras (Republic of) 8.75% 2020	4,450	4,756
Japan Bank for International Cooperation 2.125% 2020	21,400	21,308
Portuguese Republic 5.125% 2024	41,500	45,287
Portuguese Republic 4.10% 2045	€1,250	1,919
Qatar (State of) 4.50% 20284	$7,070	7,652
Qatar (State of) 4.00% 20294	2,895	3,020
Qatar (State of) 5.103% 20484	4,800	5,368
Qatar (State of) 4.817% 20494	4,500	4,843
Romania 3.50% 2034	€1,770	2,006
Saudi Arabia (Kingdom of) 3.628% 20274	$5,000	5,043
Saudi Arabia (Kingdom of) 3.625% 20284	11,435	11,466
Saudi Arabia (Kingdom of) 4.375% 20294	3,660	3,848
Saudi Arabia (Kingdom of) 5.00% 20494	3,850	4,079
United Mexican States, Series M, 6.50% 2021	MXN1,520,500	77,965
		198,560
Asset-backed obligations 0.16%
Aesop Funding LLC, Series 2014-2A, Class A, 2.50% 20214,13	$7,500	7,485
Aesop Funding LLC, Series 2016-1A, Class A, 2.99% 20224,13	4,010	4,027
Angel Oak Capital Advisors LLC, CLO, Series 2013-9A, Class A1R, (3-month USD-LIBOR + 1.01%) 3.602% 20254,9,13	2,938	2,939
CPS Auto Receivables Trust, Series 2016-A, Class C, 3.80% 20214,13	988	990
CPS Auto Receivables Trust, Series 2015-A, Class C, 4.00% 20214,13	2,222	2,232
CWABS, Inc., Series 2004-15, Class AF6, 4.613% 203513	59	60
CWHEQ Revolving Home Equity Loan Trust, Series 2005-D, Class 2A, FSA insured, (1-month USD-LIBOR + 0.19%) 2.663% 20359,13	71	68
CWHEQ Revolving Home Equity Loan Trust, Series 2006-F, Class 2A1A, FSA insured, (1-month USD-LIBOR + 0.14%) 2.613% 20369,13	3,607	3,495
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2A, FSA insured, (1-month USD-LIBOR + 0.14%) 2.613% 20379,13	4,658	4,446
CWHEQ Revolving Home Equity Loan Trust, Series 2007-B, Class A, FSA insured, (1-month USD-LIBOR + 0.15%) 2.623% 20379,13	9,999	9,671
DRB Prime Student Loan Trust, Series 2015-D, Class A3, 2.50% 20364,13	212	212
Drive Auto Receivables Trust, Series 2016-AA, Class C, 3.91% 20214,13	449	449
Drive Auto Receivables Trust, Series 2016-BA, Class C, 3.19% 20224,13	289	290
Enterprise Fleet Financing LLC, Series 2017-1, Class A2, 2.13% 20224,13	2,473	2,467
Exeter Automobile Receivables Trust, Series 2014-3A, Class C, 4.17% 20204,13	126	126
Ford Credit Auto Owner Trust, Series 2017-1, Class A, 2.62% 20284,13	7,000	6,997
Ford Credit Auto Owner Trust, Series 2018-2, Class A, 3.47% 20304,13	22,965	23,432

Capital Income Builder — Page 27 of 30

unaudited

Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.52% 20304,13	$6,770	$6,895
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 20314,13	41,879	41,877
IndyMac Home Equity Mortgage Loan Asset-Backed Trust, Series 2007-H1, Class A1, FSA insured, (1-month USD-LIBOR + 0.16%) 2.637% 20379,13	7,021	6,851
Legacy Mortgage Asset Trust, Series 2019-GS2, Class A1, 3.75% 20594,9,13	5,145	5,158
Option One Mortgage Loan Trust, Series 2007-FXD2, Class IIA6, 5.68% 203713	2,273	2,257
Santander Drive Auto Receivables Trust, Series 2016-2, Class C, 2.66% 202113	1,432	1,432
Santander Drive Auto Receivables Trust, Series 2015-3, Class C, 2.74% 202113	404	404
Santander Drive Auto Receivables Trust, Series 2016-1, Class C, 3.09% 202213	4,164	4,167
SLM Private Credit Student Loan Trust, Series 2008-7, Class A4, (3-month USD-LIBOR + 0.90%) 3.48% 20239,13	4,176	4,182
SLM Private Credit Student Loan Trust, Series 2012-2, Class A, (1-month USD-LIBOR + 0.70%) 3.177% 20299,13	359	353
Symphony Ltd., CLO, Series 2013-12A, Class AR, (3-month USD-LIBOR + 1.03%) 3.627% 20254,9,13	13,445	13,446
Verizon Owner Trust, Series 2016-1A, Class A, 1.42% 20214,13	224	223
Voya Ltd., CLO, Series 2014-3A, Class A1R, (3-month USD-LIBOR + 0.72%) 3.30% 20264,9,13	11,639	11,596
		168,227
Municipals 0.04% Illinois 0.03%
G.O. Bonds, Pension Funding Series 2003, 5.10% 2033	31,110	30,603
California 0.01%
High-Speed Passenger Train G.O. Rev. Ref. Bonds, Series 2017-A, 2.367% 2022	3,875	3,876
South Carolina 0.00%
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2015-A, 5.00% 2055	1,605	1,767
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2015-E, 5.25% 2055	1,000	1,124
		2,891
Washington 0.00%
Energy Northwest, Columbia Generating Station Electric Rev. Bonds, Series 2015-B, 2.814% 2024	1,565	1,572
		38,942
Federal agency bonds & notes 0.03%
Fannie Mae 2.125% 2026	37,230	36,347
Total bonds, notes & other debt instruments (cost: $25,485,658,000)		25,645,328
Short-term securities 5.65% Money market investments 5.65%	Shares
Capital Group Central Cash Fund2	58,902,185	5,889,630
Total short-term securities (cost: $5,889,599,000)		5,889,630
Total investment securities 99.73% (cost: $92,104,525,000)		104,044,783
Other assets less liabilities 0.27%		282,172
Net assets 100.00%		$104,326,955

Capital Income Builder — Page 28 of 30

unaudited

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount16 (000)	Value at 4/30/201917 (000)	Unrealized appreciation (depreciation) at 4/30/2019 (000)
2 Year U.S. Treasury Note Futures	Long	29,468	July 2019	$5,893,600	$6,276,914	$14,546
5 Year U.S. Treasury Note Futures	Long	32,560	July 2019	3,256,000	3,765,259	7,956
10 Year U.S. Treasury Note Futures	Short	692	June 2019	(69,200)	(85,581)	(74)
10 Year Ultra U.S. Treasury Note Futures	Short	3,813	June 2019	(381,300)	(502,482)	(6,521)
20 Year U.S. Treasury Bond Futures	Short	136	June 2019	(13,600)	(20,056)	(284)
30 Year Ultra U.S. Treasury Bond Futures	Long	1,160	June 2019	116,000	190,567	3,127
						$18,750

Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized appreciation at 4/30/2019 (000)
Purchases (000)	Sales (000)
USD940	EUR835	Bank of America, N.A.	5/6/2019	$3
USD1,459	EUR1,285	JPMorgan Chase	5/7/2019	17
USD210,014	GBP160,000	HSBC Bank	5/8/2019	1,284
				$1,304

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 4/30/2019 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 4/30/2019 (000)
2.5555%	3-month USD-LIBOR	1/8/2024	$40,000	$424	$—	$424
3-month USD-LIBOR	2.18075%	3/29/2024	30,600	198	—	198
3-month USD-LIBOR	2.194%	3/29/2024	30,800	180	—	180
3-month USD-LIBOR	2.21875%	3/29/2024	32,300	152	—	152
3-month USD-LIBOR	2.322%	5/2/2024	591,400	(2)	—	(2)
3-month USD-LIBOR	2.32658%	5/2/2024	139,300	(31)	—	(31)
3-month USD-LIBOR	2.325%	5/2/2024	1,358,600	(196)	—	(196)
U.S. EFFR	2.2325%	4/11/2029	485,000	(213)	—	(213)
U.S. EFFR	2.5365%	1/11/2049	78,000	(1,816)	—	(1,816)
					$—	$(1,304)

Capital Income Builder — Page 29 of 30

unaudited

1	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $1,625,714,000, which represented 1.56% of the net assets of the fund. This amount includes $1,220,730,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
2	Represents an affiliated company as defined under the Investment Company Act of 1940.
3	Security did not produce income during the last 12 months.
4	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,671,569,000, which represented 1.60% of the net assets of the fund.
5	Value determined using significant unobservable inputs.
6	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $92,012,000, which represented .09% of the net assets of the fund.
7	Index-linked bond whose principal amount moves with a government price index.
8	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $6,954,000, which represented .35% of the net assets of the fund.
9	Coupon rate may change periodically.
10	Step bond; coupon rate may change at a later date.
11	Scheduled interest and/or principal payment was not received.
12	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
13	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
14	Purchased on a TBA basis.
15	Amount less than one thousand.
16	Notional amount is calculated based on the number of contracts and notional contract size.
17	Value is calculated based on the notional amount and current market price.

Key to abbreviations and symbols
ADR = American Depositary Receipts	GBP = British pounds
Auth. = Authority	HKD = Hong Kong dollars
CAD = Canadian dollars	LIBOR = London Interbank Offered Rate
CLO = Collateralized Loan Obligations	MXN = Mexican pesos
EFFR = Effective Federal Funds Rate	Ref. = Refunding
EUR/€ = Euros	Rev. = Revenue
FDR = Fiduciary Depositary Receipts	TBA = To-be-announced
G.O. = General Obligation	USD/$ = U.S. dollars

Additional financial disclosures are included in the fund’s current shareholder report and should be read in conjunction with this report.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

© 2019 Capital Group. All rights reserved.

MFGEFPX-012-0619O-S66061	Capital Income Builder — Page 30 of 30

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL INCOME BUILDER

By __/s/ Donald H. Rolfe____________________
Donald H. Rolfe, Executive Vice President and Principal Executive Officer

Date: June 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Donald H. Rolfe_________________
Donald H. Rolfe, Executive Vice President and Principal Executive Officer

Date: June 28, 2019

By ___/s/ Gregory F. Niland __________
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: June 28, 2019